UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22349

Capital Group Private Client Services Funds

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

Courtney R. Taylor

Capital Group Private Client Services Funds

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Capital Group Core Municipal Fund Schedule of investments July 31, 2017 (unaudited) .	Principal amount (000)	Value (000)
Bonds & notes - 92.1%
Municipals - 92.1%
Alabama - 1.7%
Alabama 21st Century Auth., Rev. Ref. Bonds, Series A, 5.00%, 2021	$2,230	$2,484
Alabama Federal Aid Highway Fin. Auth., Highway Imps. Misc. Taxes Rev. Bonds, 5.00%, 2023	100	118
Alabama Federal Aid Highway Fin. Auth., Highway Imps. Misc. Taxes Rev. Bonds, Series A, 5.00%, 2020	1,200	1,342
Black Belt Energy Gas Dist., Natural Gas Util. Imps. Rev. Bonds, Series A (Mandatory Put 06/01/21 @ 100), 4.00%, 2046[1]	1,000	1,084
City of Huntsville, Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 2021	250	290
5.00%, 2022	450	534
City of Huntsville, Energy Res. Auth. Rev. Ref. Bonds, Series B:
5.00%, 2021	225	261
5.00%, 2022	400	474
County of Jefferson, Sales Tax Rev. Ref. Bonds, 5.00%, 2020	500	555
Univ. of Alabama, Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2018	150	156
__________
		7,298
__________
Alaska - 0.1%
Alaska Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series A, 3.50%, 2046	300	319
Alaska Housing Fin. Corp., Rev. Bonds, Series A, 4.00%, 2040	215	219
__________
		538
__________
Arizona - 2.7%
Arizona Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 02/05/20 @ 100), 2.67%, 2048[1]	3,100	3,149
City of Tucson, Water Rev. Ref. Bonds, 5.00%, 2020	750	835
Glendale Ind. Dev. Auth., College & Univ. Rev. Ref. Bonds, 5.25%, 2018	1,000	1,032
Maricopa County Ind. Dev. Auth., Charter School AID Rev. Ref. Bonds, Series A, 5.00%, 2027	745	889
Phoenix Civic Imp. Corp., Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 2020	2,800	3,102
Phoenix Civic Imp. Corp., Sewer Rev. Ref. Bonds, 5.50%, 2024	125	130
Phoenix Ind. Dev. Auth., Misc. Purposes Lease Rev. Bonds, 5.00%, 2022	1,000	1,094
Salt River Project Agricultural Imp. & Power Dist., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 2020	160	169
5.00%, 2021	1,000	1,017
__________
		11,417
__________
Arkansas - 0.2%
Arkansas Dev. Fin. Auth., Health Care Facs. Rev. Bonds (Mandatory Put 09/01/22 @ 100), 2.37%, 2044[1]	600	606
__________
		606
__________
California - 8.2%
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100):[1]
1.72%, 2045	2,200	2,219
1.72%, 2047	1,500	1,513
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 10/01/19 @ 100), 1.52%, 2047[1]	1,000	1,006
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 5.00%, 2028	315	374
California Muni. Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2024	485	569

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
California - continued
California Pollution Control Fncg. Auth., Res. Recovery Rev. Ref. Bonds, Series B (Mandatory Put 05/01/17 @ 100), 1.05%, 2024[1,2]	$2,500	$2,500
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2022	1,065	1,224
California Statewide Comms. Dev. Auth., Private Schools Rev. Ref. Bonds, Series B (Mandatory Put 06/01/22 @ 100), 2.02%, 2037[1]	1,000	998
Cathedral City Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2025	620	737
Chula Vista Muni. Fncg. Auth., Special Tax Rev. Ref. Bonds, 5.00%, 2020	910	1,001
City of Irvine California, Special Assessment Ref. Bonds, 5.00%, 2023	900	1,047
City of Irvine, Special Assessment Ref. Bonds:
3.125%, 2021	565	596
4.00%, 2017	1,215	1,218
Fillmore Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured), 5.00%, 2022	1,000	1,165
Hemet Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2029	500	588
Irvine Unified School Dist., Prop. Acquisition Special Tax Bonds, Series A, 5.00%, 2025	150	179
Jurupa Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 5.00%, 2030	850	981
Kings Canyon Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2027	735	888
Lancaster Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured):
5.00%, 2024	175	211
5.00%, 2026	825	1,007
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds, Series D, 5.00%, 2020	700	778
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 03/27/18 @ 100), 1.20%, 2027[1]	1,350	1,351
Murrieta Valley Unified School Dist. Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series A, 5.00%, 2022	1,250	1,439
Palm Desert Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A, 5.00%, 2020	1,200	1,346
Perris Union High School Dist., Special Tax Ref. Bonds, 5.00%, 2030	1,250	1,366
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 5.00%, 2026	1,200	1,430
Rancho Cordova Comm. Facs. Dist., Public Imps. Special Tax Ref. Bonds, 4.00%, 2024	500	542
RNR School Fncg. Auth., School Imps. Special Tax Bonds, Series A (BAM Insured), 5.00%, 2028	1,000	1,191
San Francisco City & County Redev. Agcy., Special Tax Rev. Ref. Bonds, 5.00%, 2021	800	905
Santa Ana Comm. Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.25%, 2019	600	652
State of California, G.O. General Fund Ref. Bonds, 5.00%, 2030	2,000	2,417
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A (Pre-refunded with U.S. Treasury Obligations 07/01/19 @ 100), 5.25%, 2021	100	108
Tracy Comm. Dev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2030	1,000	1,171
__________
		34,717
__________
Colorado - 2.8%
Centerra Metropolitan Dist. No. 1, Tax Allocation Repayment of Bank Ln. Rev. Bonds:
2.70%, 2019	705	711
5.00%, 2020	1,250	1,354
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.25%, 2028	200	218
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2021	500	575
Colorado Health Facs. Auth., Health Care Facs. Rev. Bonds (Mandatory Put 11/15/23 @ 100), 5.00%, 2036[1]	1,570	1,865
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2024	1,825	2,107
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2018	1,485	1,511

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Colorado - continued
E-470 Public Highway Auth., Misc. Rev. Ref. Bonds (Mandatory Put 09/01/19 @ 100), 1.727%, 2039[1]	$200	$201
E-470 Public Highway Auth., Misc. Rev. Ref. Bonds (Mandatory Put 09/01/21 @ 100), 1.876%, 2039[1]	200	202
Mountain Shadows Metropolitan Dist., G.O. Prop. Tax Ref. Bonds, 4.00%, 2026	735	734
Park Creek Metropolitan Dist., Tax Increment Allocation Ref. Bonds, 5.00%, 2024	1,100	1,248
Regional Trans. Dist., Transit Imps. Cert. of Part. Lease Bonds, Series A, 5.00%, 2018	1,000	1,034
Univ. of Colorado., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2020	150	167
__________
		11,927
__________
Connecticut - 1.8%
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A, 3.50%, 2044	305	322
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Series A-1, 4.00%, 2045	835	896
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Sub-Series A-1, 4.00%, 2047	4,000	4,329
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Sub-Series C-1:
4.00%, 2044	290	308
4.00%, 2047	1,475	1,603
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Sub-Series D-1 (GNMA/FNMA/FHLMC COLL Insured), 4.00%, 2047	300	329
__________
		7,787
__________
Florida - 6.1%
Brevard County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2021	500	562
5.00%, 2022	500	576
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, Series A-1:
5.00%, 2019	1,500	1,607
5.00%, 2020	1,100	1,217
Citizens Prop. Insurance Corp., Misc. Rev. Bonds, Series A-1, 5.00%, 2019	150	161
City of Cape Coral, Special Assessment Ref. Bonds (AGM Insured), 1.90%, 2020	1,000	1,018
City of Clearwater, Water Rev. Ref. Bonds, Series B, 5.00%, 2018	100	105
City of Jacksonville, Sales Tax Rev. Ref. Bonds, 5.00%, 2019	1,000	1,085
City of Pompano Beach, Health Care Facs. Nursing Homes Rev. Bonds, 5.00%, 2023	620	714
County of Lee Trans. Facs. Rev., Highway Tolls Rev. Ref. Bond (AGM Insured):
5.00%, 2021	500	574
5.00%, 2022	1,300	1,529
County of Miami-Dade, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 2018	1,100	1,150
Florida Higher Educ. Facs. Financial Auth., College & Univ. Imps. Rev. Ref. Bonds:
5.00%, 2022	1,000	1,139
5.00%, 2026	655	781
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 5.00%, 2028	195	205
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B, 4.50%, 2029	305	323
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, 2029	200	213
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2020	600	668
Florida State Dept. of Environmental Protection, Public Imps. Misc. Taxes Rev. Bonds, Series B, 5.00%, 2019	1,450	1,517

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Florida - continued
Florida Water Pollution Control Fncg. Corp., Pollution Control Misc. Rev. Bonds, Series A:
5.00%, 2020	$300	$316
5.00%, 2022	400	423
5.00%, 2023	300	317
Mid-Bay Bridge Auth., Highway Tolls Rev. Ref. Bonds, Series C, 5.00%, 2021	575	646
Orlando Utils. Commission Water Rev. Ref. Bonds, Series B, 5.00%, 2023	225	240
Orlando Utils. Commission Water Rev. Ref. Bonds, Series B (Pre-refunded with U.S. Treasury Obligations 04/01/19 @ 100), 5.00%, 2023	175	187
Palm Beach County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2027	300	347
Seminole Tribe of Florida, Inc., Public Imps. Misc. Rev. Bonds, Series A, 5.50%, 2024[2]	1,000	1,005
South Florida Water Mgmt. Dist., Cert. of Part. Lease Ref. Bonds, 5.00%, 2025	1,500	1,835
Southeast Overtown Park West Comm Redev. Agcy., Tax Increment Allocation Loc. Housing Rev. Ref. Bonds, Series A-1:[2]
5.00%, 2019	1,000	1,050
5.00%, 2021	785	858
Tampa Bay Water Rev. Ref. Bonds, Series B, 5.00%, 2018	430	450
Village Comm. Dev. Dist. No. 6, Special Assessment Ref. Bonds, 4.00%, 2020	355	374
Volusia County Educ. Fac. Auth., College & Univ. Imps. Rev. Bonds, Series B:
5.00%, 2023	400	474
5.00%, 2028	1,000	1,165
Winter Garden Village at Fowler Groves Comm. Dev. Dist., Special Assessment Ref. Bonds, 3.00%, 2024	1,185	1,157
__________
		25,988
__________
Georgia - 2.7%
Burke County Dev. Auth., Pollution Control Res. Recovery Rev. Bonds, 7.00%, 2023	965	987
DeKalb County Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 5.25%, 2020	1,640	1,714
DeKalb Private Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2024	200	217
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, 2044	2,430	2,572
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A, 4.00%, 2047	850	920
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series B-1, 3.50%, 2045	430	454
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Series A-1, 3.50%, 2045	965	1,020
Georgia State Road & Tollway Auth., Highway Imps. Misc. Taxes Rev. Bonds, Series A, 5.00%, 2018	400	414
Georgia State Road & Tollway Auth., Rev. Ref. Bonds, Series B, 5.00%, 2021	1,000	1,138
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series A, 4.00%, 2021	1,000	1,077
Private Colleges & Universities Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 2020	1,000	1,087
__________
		11,600
__________
Guam - 0.3%
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2023	1,200	1,329
__________
		1,329
__________
Hawaii - 0.3%
State of Hawaii, G.O. Public Imps., Series DZ, 5.00%, 2019	645	704
State of Hawaii, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 2022	400	444
__________
		1,148
__________

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Idaho - 0.5%
Idaho Housing & Fin. Association, Rev. Ref. Bonds:
5.00%, 2020	$1,000	$1,106
5.00%, 2022	1,000	1,167
__________
		2,273
__________
Illinois - 9.2%
Chicago O'Hare Intl. Airport, Port, Airport & Marina Imps. Rev. Bonds, Series E, 5.00%, 2026	1,135	1,385
Chicago O'Hare Intl. Airport, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2021	250	281
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series C (Assured GTY Insured), 5.25%, 2022	1,000	1,096
City of Chicago, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2021	500	560
City of Chicago, Sewer Imps. Rev. Bonds:
4.00%, 2021	1,000	1,072
5.00%, 2020	1,065	1,152
City of Chicago, Water Rev. Ref. Bonds, 5.00%, 2021	1,025	1,150
City of Chicago, Water Util. Imps. Rev. Bonds, 5.00%, 2022	1,000	1,141
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 2022	200	209
Illinois Fin. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 02/01/19 @ 100), 1.65%, 2025[1]	2,000	2,015
Illinois Fin. Auth., College & Univ. Rev. Ref. Bonds, 5.125%, 2020	930	970
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds:
5.00%, 2022	850	983
5.00%, 2027	590	680
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series A:
5.00%, 2021	500	571
5.00%, 2027	250	291
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series A-3 (Mandatory Put 05/01/19 @ 100), 5.00%, 2030[1]	1,000	1,064
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series C, 5.00%, 2026	600	682
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-1 (Mandatory Put 01/15/20 @ 100), 5.00%, 2030[1]	1,500	1,633
Illinois Fin. Auth., Misc. Rev. Ref. Bonds:
5.00%, 2025	125	149
5.00%, 2026	120	145
Illinois Fin. Auth., Water Util. Imps. Rev. Bonds:
4.00%, 2026	1,000	1,141
5.00%, 2021	150	169
Illinois Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds (Mandatory Put 05/15/25 @ 100) (FNMA Insured), 1.82%, 2050[1]	2,000	1,978
Illinois Muni. Electric Agcy., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series A, 5.00%, 2027	1,000	1,175
Illinois State Toll Highway Auth., Highway Tolls Rev. Bonds ,Series A:
5.00%, 2027	1,250	1,489
5.00%, 2028	1,110	1,312
Illinois State Toll Highway Auth., Highway Tolls Rev. Bonds ,Series B, 5.00%, 2041	1,000	1,134
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A:
5.00%, 2020	500	561
5.00%, 2022	1,000	1,176
Illinois State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, 2022	1,465	1,655
Regional Trans. Auth., Rev. Ref. Bonds (NATL-RE Insured), 6.00%, 2020	2,000	2,206
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AGM G.O. of Auth. Insured), 5.00%, 2018	1,200	1,239

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Illinois - continued
State of Illinois, G.O. Misc. Rev. Ref. Bonds, 5.00%, 2026	$1,000	$1,103
State of Illinois, Sales Tax Rev. Ref. Bonds, 5.00%, 2020	3,325	3,610
State of Illinois, Sales Tax Rev. Ref. Bonds, Series C, 4.00%, 2026	1,000	1,089
State of Illinois, Sales Tax Rev. Ref. Bonds, Sub-Series D, 4.00%, 2021	250	268
Univ. of Illinois, College & Univ. Rev. Ref. Bonds, Series A (NATL-RE Insured), 5.50%, 2023	500	586
Univ. of Illinois, Transit Imps. Cert. of Part. Lease Bonds, Series A, 5.25%, 2024	30	30
Univ. of Illinois, Transit Imps. Cert. of Part. Lease Bonds, Series A (Pre-refunded with U.S. Treasury Obligations 10/01/17 @ 100) (AMBAC Insured), 5.25%, 2024	70	70
__________
		39,220
__________
Indiana - 0.6%
City of Whiting, Ind. Imps. Rev. Bonds, (Mandatory Put 10/01/19 @ 100), 1.85%, 2044[1]	500	504
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 2019	500	527
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.50%, 2024	100	107
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series N, 5.00%, 2020	1,200	1,315
__________
		2,453
__________
Iowa - 0.8%
Iowa Fin. Auth., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA Insured), 2.15%, 2043	561	548
Iowa Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FHLMC COLL Insured), 4.00%, 2047	2,200	2,405
Iowa Fin. Auth., Water Util. Imps. Misc. Rev. Bonds, 5.00%, 2019	300	324
__________
		3,277
__________
Kansas - 0.1%
Kansas Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2018	500	522
__________
		522
__________
Kentucky - 0.5%
Kentucky Asset Liability Commission, Public Imps. Rev. Bonds, 5.00%, 2024	1,500	1,808
Kentucky Housing Corp., State Single Family Housing Rev. Bonds, Series B, 5.00%, 2027	240	252
__________
		2,060
__________
Louisiana - 1.7%
Louisiana Stadium & Exposition Dist., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2022	1,500	1,737
Louisiana State Citizens Prop. Insurance Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2023	1,000	1,181
Parish of St Charles, Ind. Imps. Rev. Bonds (Mandatory Put 06/01/22 @ 100), 4.00%, 2040[1]	2,000	2,129
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A:
5.50%, 2028	1,000	1,022
5.50%, 2029	1,000	1,048
__________
		7,117
__________
Maine - 0.3%
Maine State Housing Auth., Loc. or GTD Housing Rev. Bonds, Series A, 4.00%, 2047	700	758
Maine Turnpike Auth., Highway Tolls Rev. Ref. Bonds, 5.00%, 2020	600	666
__________
		1,424
__________

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Maryland - 0.7%
County of Baltimore, Health Care Facs. Rev. Ref. Bonds, 5.00%, 2021	$1,000	$1,114
Maryland Comm. Dev. Administration, Loc. or GTD Housing Rev. Ref. Bonds, Series C, 4.00%, 2044	705	751
Montgomery County Housing Opportunities Commission, Loc. or GTD Housing Rev. Bonds, Series A, 4.00%, 2048	1,000	1,087
__________
		2,952
__________
Massachusetts - 1.6%
Massachusetts Dev. Fin. Agcy., College & Univ. Rev. Ref. Bonds:
5.00%, 2021	750	839
5.00%, 2022	875	991
5.00%, 2029	400	467
Massachusetts Dev. Fin. Agcy., Health Care Facs. Rev. Ref. Bonds, Series M (Mandatory Put 01/30/18 @ 100), 1.37%, 2038[1]	1,960	1,961
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2025	100	109
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series 172, 4.00%, 2045	1,170	1,254
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series 169, 4.00%, 2044	905	968
__________
		6,589
__________
Michigan - 4.5%
City of Detroit Sewage Disposal System Rev., Sewer Rev. Ref. Bonds (AGM Insured), 1.47%, 2032[1]	1,500	1,309
Detroit City School Dist., G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 2019	1,400	1,483
Detroit City School Dist., G.O. Prop. Tax Ref. Bonds, Series A (AGM Insured), 5.25%, 2032	1,110	1,323
Michigan Fin. Auth., Health Care Facs. Rev. Ref. Bonds:
0.78%, 2047 [1]	4,000	4,000
5.00%, 2026	1,500	1,827
Michigan Fin. Auth., Misc. Rev. Ref. Bonds, 5.00%, 2021	700	753
Michigan Fin. Auth., Water Util. Imps. Rev. Bonds, 5.00%, 2024	1,000	1,182
Michigan Fin. Auth., Water Util. Imps. Rev. Bonds (NATL-RE Insured), 5.00%, 2020	750	827
Michigan State Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, 2044	1,395	1,490
Michigan Strategic Fund, Energy Res. Auth. Rev. Ref. Bonds, 5.625%, 2020	1,160	1,296
Michigan Strategic Fund, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 09/01/21 @ 100), 1.45%, 2030[1]	1,000	986
Wayne County Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2022	850	995
Wayne County Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 2017	1,500	1,520
__________
		18,991
__________
Minnesota - 1.2%
Minnesota Housing Fin. Agcy., Housing Rev. Bonds (GNMA/FNMA/FHLMC COLL Insured), 4.25%, 2028	230	239
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, 4.00%, 2038	735	780
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured):
2.25%, 2042	633	625
4.00%, 2040	270	279
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC COLL Insured), 4.00%, 2047	1,210	1,317

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Minnesota - continued
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 3.50%, 2046	$1,755	$1,853
__________
		5,093
__________
Mississippi - 0.2%
State of Mississippi, Public Imps. Misc. Taxes Rev. Bonds, Series E, 5.00%, 2026	500	591
__________
		591
__________
Missouri - 2.7%
City of Saint Louis Airport Rev., Port, Airport & Marina Rev. Ref. Bonds, Series A (AGM Insured):
5.00%, 2021	1,000	1,144
5.00%, 2022	1,500	1,759
I-470 & 350 Trans. Dev. Dist., Sales Tax Rev. Ref. Bonds (Radian Insured), 4.60%, 2029	25	25
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured):
3.50%, 2041	4,065	4,321
3.75%, 2038	255	273
4.00%, 2041	1,110	1,190
Missouri State Environmental Imp. & Energy Ress. Auth., Water Rev. Ref. Bonds, 5.00%, 2019	100	106
State of Missouri Health & Educ. Facs. Auth., Health Care Facs. Nursing Homes Rev. Bonds, 5.00%, 2026	1,435	1,736
State of Missouri Health & Educ. Facs. Auth., Health Care Facs. Nursing Homes Rev. Bonds, Series A:
5.00%, 2022	440	494
5.00%, 2025	185	214
__________
		11,262
__________
Montana - 0.1%
Montana Board of Housing, Loc. or GTD Housing Rev. Bonds, Series A-2, 3.50%, 2044	245	259
__________
		259
__________
Nebraska - 1.5%
Central Plains Energy Project, Natural Gas Rev. Ref. Bonds (Mandatory Put 12/01/19 @ 100), 5.00%, 2039[1]	1,250	1,351
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A:
3.50%, 2046	2,675	2,837
4.00%, 2044	365	389
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured):
2.50%, 2034	65	65
3.00%, 2043	220	225
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series C, 3.50%, 2045	1,090	1,154
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series C (GNMA/FNMA/FHLMC COLL Insured), 3.50%, 2046	335	352
__________
		6,373
__________
Nevada - 2.0%
County of Clark, Ind. Rev. Ref. Bonds, Series A (Mandatory Put 04/01/20 @ 100), 1.875%, 2031[1]	2,000	2,017

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Nevada - continued
County of Clark, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 2024	$2,705	$3,277
County of Clark, Sales Tax Rev. Bonds, Series B, 4.00%, 2018	2,000	2,056
Las Vegas Valley Water Dist., G.O. Water Util. Imps. Prop. Tax Bonds, Series B, 5.00%, 2019	1,100	1,180
__________
		8,530
__________
New Hampshire - 0.5%
New Hampshire Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds:
5.00%, 2020	300	326
5.00%, 2021	600	671
5.00%, 2022	320	367
New Hampshire Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, 4.00%, 2022	575	633
__________
		1,997
__________
New Jersey - 3.5%
City of Atlantic, G.O. Prop. Tax Ref. Bonds, Series A (BAM, St. Aid Withhldg. Insured):
5.00%, 2020	100	108
5.00%, 2022	200	223
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A:
5.00%, 2020	1,000	1,088
5.00%, 2021	200	221
New Jersey Econ. Dev. Auth., Misc. Rev. Ref. Bonds, 5.00%, 2017	2,000	2,030
New Jersey Econ. Dev. Auth., Rev. Ref. Bonds, Series PP, 5.00%, 2025	1,200	1,283
New Jersey Health Care Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AGM Insured), 5.00%, 2025	1,380	1,668
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A, 5.00%, 2017	1,420	1,438
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series D (Mandatory Put 01/01/18 @ 100), 1.50%, 2024[1]	2,050	2,051
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series E (Mandatory Put 01/01/18 @ 100), 1.50%, 2024[1]	1,150	1,150
New Jersey Transit Corp., Transit Rev. Ref. Bonds, Series A:
5.00%, 2018	1,300	1,349
5.00%, 2021	1,000	1,092
Rutgers The State Univ. of New Jersey, College & Univ. Rev. Ref. Bonds, Series J, 5.00%, 2019	525	561
South Jersey Trans. Auth. LLC, Highway Tolls Rev. Ref. Bonds, 5.00%, 2020	500	547
__________
		14,809
__________
New Mexico - 0.5%
City of Farmington, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 04/01/20 @ 100), 1.875%, 2029[1]	2,000	2,031
New Mexico Educ. Assistance Foundation, Student Ln, Rev. Ref. Bonds, Series A-2 (GTD St. Lns. Insured), 1.852%, 2028[1]	20	20
__________
		2,051
__________
New York - 6.5%
Brooklyn Arena Loc. Dev. Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2022	210	243
Build NYC Res. Corp., Misc. Rev. Ref. Bonds, 5.00%, 2024	395	473
City of New York, G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 2027	2,000	2,483
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series J-4, 1.37%, 2025[1]	1,000	999

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
New York - continued
Metropolitan Trans. Auth., Misc. Rev. Ref. Bonds, Series B, 1.82%, 2020[1]	$2,000	$2,040
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Sub-Series A-2 (Mandatory Put 06/01/20 @ 100), 1.40%, 2039[1]	2,000	2,010
Metropolitan Trans. Auth., Transit Rev. Ref. Bonds, Series A-2, 5.00%, 2024	2,000	2,389
New York City Housing Dev. Corp. Multi-Family Mortgage Rev. Bond (8 Spruce Street), 3.50%, 2048	320	326
New York City Transitional Fin. Auth., School Imps. Misc. Rev. Bonds, Series S-5 (St. Aid Withhldg. Insured), 5.00%, 2019	100	106
New York State Dormitory Auth., Income Tax Rev. Ref. Bonds, Series A:
5.00%, 2021	1,500	1,701
5.00%, 2029	2,550	3,127
New York State Dormitory Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2017	1,000	1,007
New York State Dormitory Auth., School Imps. Sales Tax Rev. Bonds, Series A, 5.00%, 2021	1,000	1,138
New York State Thruway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2019	2,500	2,673
Public Housing Capital Fund Trust I Rev. Bonds (HUD Ln. Insured), 4.50%, 2022[2]	390	396
Southold Loc. Dev. Corp., Health Care Facs. Nursing Homes Rev. Bonds, 3.125%, 2025	225	223
State of New York Mortgage Agcy., Loc. or GTD Housing Rev. Bonds, 4.00%, 2047	1,500	1,626
State of New York Mortgage Agcy., Loc. or GTD Housing Rev. Bonds, Series 197, 3.50%, 2044	2,500	2,653
State of New York Mortgage Agcy., Loc. or GTD Housing Rev. Bonds, Series 203, 3.50%, 2047	1,825	1,953
__________
		27,566
__________
North Carolina - 0.9%
North Carolina Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series 38-B, 4.00%, 2047	2,000	2,173
North Carolina Muni. Power Agcy. No. 1, Energy Res. Auth. Rev. Ref. Bonds, Series A (Pre-refunded with U.S Govt. Securities to 01/01/2018 @ 100), 5.25%, 2020	175	178
Raleigh Durham Airport Auth., Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 2019	1,500	1,604
__________
		3,955
__________
North Dakota - 0.5%
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, 3.75%, 2042	275	286
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series B, 4.00%, 2036	615	660
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series D, 3.50%, 2046	930	994
__________
		1,940
__________
Ohio - 2.3%
City of Cleveland, Airport System, Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 2025	1,000	1,126
County of Allen, Lease Rev. Ref. Bonds, Series B:
5.00%, 2018	1,000	1,042
5.00%, 2019	2,000	2,144
5.00%, 2020	1,030	1,137
County of Hamilton, Health Care Facs. Rev. Ref. Bonds:
5.00%, 2025	400	468
5.00%, 2027	1,425	1,639
County of Warren, Health Care Facs. Rev. Ref. Bonds, 5.00%, 2020	200	220
County of Warren, Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, 2027	300	352
5.00%, 2028	585	680

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Ohio - continued
Ohio Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC COLL Insured), 4.50%, 2047	$1,000	$1,103
__________
		9,911
__________
Oklahoma - 0.6%
Oklahoma Dev. Fin. Auth., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S Treasury Obligations to 08/15/2018 @ 100), 5.00%, 2024	200	208
Oklahoma Muni. Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A (Mandatory Put 08/01/18 @ 100), 1.62%, 2023[1]	1,215	1,216
Tulsa Airports Imp. Trust, Port, Airport & Marina Rev. Ref. Bonds, Series D (BAM Insured), 5.00%, 2020	815	894
__________
		2,318
__________
Oregon - 1.9%
County of Gilliam, Res. Recovery Imps. Rev. Bonds, 1.50%, 2018	1,500	1,507
Oregon State Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 2031	600	702
State of Oregon Housing & Comm. Services Dept., Loc. or GTD Housing Rev. Bonds, 4.00%, 2047	3,305	3,597
State of Oregon Housing & Comm. Services Dept., Loc. or GTD Housing Rev. Bonds, Series A, 4.00%, 2047	1,010	1,083
State of Oregon, G.O. Unemployment & Welfare Fndg. Prop. Tax Bonds, Series 94-H, 4.00%, 2044	1,045	1,105
__________
		7,994
__________
Pennsylvania - 3.1%
Allegheny County Higher Edu. Building Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 2022	400	458
Butler County Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 2021	325	346
Montgomery County Ind. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds, 5.00%, 2026	400	456
Pennsylvania Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds Series 122, 4.00%, 2046	2,105	2,254
Pennsylvania Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series 120, 3.50%, 2046	1,040	1,100
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (BAM Insured), 5.00%, 2028	855	1,001
Pennsylvania Turnpike Commission, Highway Tolls Rev. Bonds, Series A, 1.50%, 2018[1]	1,500	1,504
Pennsylvania Turnpike Commission, Highway Tolls Rev. Ref. Bonds, Series B-1, 1.80%, 2021[1]	950	954
Pennsylvania Turnpike Commission., Misc. Rev. Ref. Bonds, Series A (AGM Insured), 5.25%, 2025	1,000	1,234
Philadelphia School Dist., G.O. Prop. Tax Ref. Bonds, Series F (St. Aid Withhldg. Insured), 5.00%, 2023	1,500	1,699
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds, Series B, 5.25%, 2024	200	218
York County Ind. Dev. Auth., Ind. Rev. Ref. Bonds, Series A (Mandatory Put 06/01/20 @ 100), 2.55%, 2036[1]	2,000	2,006
__________
		13,230
__________

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Puerto Rico – 0.4%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds:
5.00%, 2017	$500	$ 503
3.00%, 2018	500	455
5.00%, 2019	710	748
__________
		1,706
__________
Rhode Island - 0.5%
Rhode Island Commerce Corp., Rev. Ref. Bonds:
5.00%, 2020	1,000	1,102
5.00%, 2022	500	581
5.00%, 2023	500	592
__________
		2,275
__________
South Carolina - 2.0%
South Carolina Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2020	500	556
South Carolina Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2023	2,730	3,150
South Carolina Public Service Auth., Misc. Rev. Ref. Bonds, Series C, 5.00%, 2022	350	404
South Carolina Public Service Auth., Water Rev. Ref. Bonds, Series D, 5.00%, 2028	1,000	1,107
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC COLL FHA Insured), 4.00%, 2036	2,245	2,411
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA COLL Insured), 4.50%, 2030	390	409
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series A, 4.00%, 2047	495	536
__________
		8,573
__________
South Dakota - 1.2%
South Dakota Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC COLL Insured), 4.00%, 2047	2,000	2,184
South Dakota Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series D, 3.50%, 2046	965	1,028
South Dakota Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series E, 4.00%, 2044	1,835	1,958
__________
		5,170
__________
Tennessee - 1.4%
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2018	100	105
Knox County Health Educ. & Housing Fac. Board, Health Care Facs. Nursing Homes Rev. Ref. Bonds, 3.00%, 2018	400	404
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds:
4.00%, 2038	490	513
4.00%, 2042	895	969
4.00%, 2045	860	924
4.50%, 2037	450	475
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds, Series 2B, 4.00%, 2046	1,255	1,350
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds, Series A-1, 5.00%, 2027	175	182
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds, Series B2, 4.00%, 2042	890	971
__________
		5,893
__________
Principal amount (000) Value (000) Bonds & notes - continued Municipals - continued
Texas - 7.4%
Arlington Higher Edu. Fin. Corp., Charter School AID Rev. Ref. Bonds, Series A (PSF-GTD Insured):
5.00%, 2023	$885	$1,054
5.00%, 2024	400	484
Austin Convention Enterprises, Inc., Econ. Dev. Rev. Ref. Bonds:
5.00%, 2019	350	367
5.00%, 2020	850	920
City of Dallas, Water Rev. Ref. Bonds, 5.00%, 2020	1,000	1,119
City of Denton, Util. System, Energy Res. Auth. Imps. Water Rev. Ref. Bonds, 5.00%, 2028	2,000	2,425
City of Houston, Port, Airport & Marina Rev. Ref. Bonds, Series B (NATL-RE FGIC Insured), 5.00%, 2025	275	276
City of Houston, Water Rev. Ref. Bonds, Series C, 5.00%, 2018	1,500	1,579
City Public Service Board of San Antonio, Energy Res. Auth. Imps. Rev. Bonds (Mandatory Put 12/01/20 @ 100), 3.00%, 2045[1]	1,000	1,050
City Public Service Board of San Antonio, Energy Res. Auth. Imps. Rev. Bonds, Series C (Mandatory Put 12/01/19 @ 100), 3.00%, 2045[1]	1,000	1,036
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2028	1,000	1,227
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 02/01/18 @ 100), 1.20%, 2033[1]	3,150	3,150
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 12/01/19 @ 100), 2.25%, 2033[1]	1,000	1,019
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2020	900	1,008
Dickinson Independent School Dist., G.O. Prop. Tax Ref. Bonds (PSF-GTD Insured), (Mandatory Put 08/01/19 @ 100), 1.35%, 2037[1]	500	500
Fort Worth Independent School Dist., G.O. School Imps. Prop. Tax Bonds (PSF-GTD Insured), 5.00%, 2022	2,320	2,700
Harris County Cultural Edu. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 2017	445	450
5.00%, 2018	275	289
Harris County Cultural Edu. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 2023	125	136
Harris County Cultural Edu. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds, 1.72%, 2022[1]	250	250
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.69%, 2031[1]	175	175
Harris County-Houston Sports Auth., Hotel Occupancy Tax Rev. Ref. Bonds, Series A, 5.00%, 2019	400	433
Houston Independent School Dist., G.O. School Imps. Prop. Tax Bonds (PSF-GTD Insured), 5.00%, 2021	1,500	1,702
Katy Independent School Dist., G.O. Prop. Tax Ref. Bonds, Series C (PSF-GTD Insured), (Mandatory Put 08/15/19 @ 100), 1.371%, 2036[1]	750	753
Lamar Consolidated Independent School Dist., G.O. Prop. Tax Ref. Bonds, Series B (PSF-GTD Insured), 5.00%, 2022	1,000	1,163
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 2030	300	350
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 01/01/19 @ 100), 1.95%, 2038[1]	1,000	1,008
North Texas Tollway Auth., Misc. Rev. Ref. Bonds, 6.00%, 2021	15	15
North Texas Tollway Auth., Misc. Rev. Ref. Bonds (Pre-refunded with FHL Banks/U.S. Treasury Obligations 01/01/18 @ 100), 6.00%, 2021	85	87
North Texas Tollway Auth., Misc. Rev. Ref. Bonds, Series A, 6.00%, 2019	100	102
Olmos Park Higher Edu. Facs. Corp., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2019	980	1,058

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Texas - continued
Red River Edu. Fin. Corp., College & Univ. Rev. Ref. Bonds, 5.00%, 2019	$750	$799
Sam Rayburn Muni. Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, 5.00%, 2020	1,180	1,282
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S Treasury Obligations to 08/15/2018 @ 100), 5.00%, 2023	170	177
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S Treasury Strips to 08/15/2018 @ 100), 5.00%, 2023	180	188
Texas Tech Univ., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2026	1,000	1,230
__________
		31,561
__________
Utah - 0.1%
Utah Housing Corp., Loc. or GTD Housing Rev. Bonds, Series D2 (FHA/INS Insured), 4.00%, 2045	545	582
__________
		582
__________
Virginia - 0.3%
City of Chesapeake, Chesapeake Expressway Toll Road Rev., Highway Tolls Rev. Ref. Bonds, Series A, 4.00%, 2019	850	890
County of Fairfax, G.O. Prop. Tax Rev. Ref. Bonds, Series C (St. Aid Withhldg. Insured), 5.00%, 2017	200	202
__________
		1,092
__________
Washington - 1.0%
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, Series A-1, 5.25%, 2027	100	107
State of Washington, G.O. Public Imps., Series D, 5.00%, 2028	1,000	1,236
Washington Health Care Facs. Auth., Health Care Facs. Nursing Homes Rev. Bonds (Mandatory Put 01/01/21 @ 100), 1.82%, 2035[1]	500	497
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2026	500	571
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B (Mandatory Put 10/01/21 @ 100), 5.00%, 2042[1]	800	910
Washington State Housing Fin. Commission, Loc. or GTD Housing Rev. Ref. Bonds, 4.00%, 2047	1,000	1,080
__________
		4,401
__________
West Virginia - 0.8%
County of Mason, Ind. Imps. Rev. Bonds, Series L (Mandatory Put 10/01/18 @ 100), 1.625%, 2022[1]	2,500	2,509
West Virginia Econ. Dev. Auth., Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 04/01/19 @ 100), 1.90%, 2040[1]	1,000	1,006
__________
		3,515
__________
Wisconsin - 1.2%
County of Milwaukee, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2018	1,145	1,205
Public Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2022	300	344
Public Fin. Auth., Tax Increment Allocation Econ. Imps. Rev. Bonds, 0.00%, 2027[3]	1,500	936
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2017	1,200	1,209
WPPI Energy, Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 2020	800	886
WPPI Energy, Energy Res. Auth. Imps. Rev. Ref. Bonds, Series A, 5.00%, 2026	500	613
__________
		5,193
__________

	Principal amount (000)	Value (000)
Bonds & notes - continued
Municipals - continued
Wyoming - 0.4%
Wyoming Comm. Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 3, 3.00%, 2044	$1,590	$1,653
__________
		1,653
__________
Total municipals		390,726
__________
Total bonds & notes (cost: $384,786,000)		390,726
__________
Short-term securities - 8.3%
California State Dept. of Water Ress., Water Rev. Ref. Bonds, 0.90%, September 07, 2017[1]	2,038	2,038
California Statewide Comms. Dev. Auth., 0.88%, September 13, 2017[1]	1,000	1,000
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series J-5, 0.72%, August 01, 2028[1]	4,200	4,200
City of New York, G.O. Public Imps. Prop. Tax Bonds, Sub-Series H-1, 0.76%, January 01, 2036[1]	400	400
City of New York, G.O. Public Imps. Prop. Tax Bonds, Sub-Series L-5, VRDN, 0.72%, April 01, 2035[1]	2,300	2,300
Clarksville Public Building Auth., Public Imps. Misc. Rev. Bonds, 0.79%, January 01, 2033[1]	565	565
Connecticut Health & Edu. Facs. Auth., Rev. Bonds:[1]
0.86%, August 10, 2017	1,000	1,000
0.88%, September 07, 2017	2,000	1,999
East Baton Rouge Parish Ind. Dev. Board, Inc., Ind. Imps. Rev. Bonds, Series B, Series B, VRDN, 0.71%, December 01, 2040[1]	2,610	2,610
Los Angeles, California, Dept. of Water & Power Rev. Bonds, 0.90%, September 06, 2017[1]	3,000	3,000
Lower Neches Valley Auth. Ind. Dev. Corp., Ind. Imps. Rev. Bonds, VRDN, 0.73%, November 01, 2051[1]	1,750	1,750
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series A, 0.72%, December 01, 2030[1]	3,000	3,000
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series B, 0.77%, November 01, 2035[1]	1,000	1,000
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series C, 0.72%, December 01, 2030[1]	1,260	1,260
New York City Transitional Fin. Auth., Public Imps. Income Tax Rev. Bonds, Series 1, 0.76%, November 01, 2022[1]	260	260
New York City, Water Util. Imps. Rev. Bonds, 0.77%, June 15, 2032[1]	4,185	4,185
Phoenix Ind. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 0.65%, November 15, 2052[1]	2,700	2,700
State of Ohio, Res. Recovery Rev. Ref. Bonds, (Mandatory Put 09/01/17 @ 100), VRN, 1.05%, November 01, 2035[1]	1,500	1,500
Univ. of Michigan, College & Univ. Rev. Ref. Bonds, Series E (Mandatory Put 04/02/18 @ 100), 1.25%, April 01, 2033[1]	600	600
__________
Total short-term securities (cost: $35,368,000)		35,367
__________
Total investment securities (cost: $420,154,000)		426,093
Other assets less liabilities		(1,564)
__________
Net assets		$424,529
__________
__________

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the aggregate market value of these securities amounted to $5,809,000, representing 1.37% of net assets.
[3]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations

Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
BAM	= Build America Mutual Assurance Company
CA Mtg. Ins.	= California Mortgage Insurance
COLL	= Collateral
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Edu.	= Education
Educ.	= Educational
Fac.	= Facility
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHA	= Federal Housing Administration
FHL	= Federal Home Loan
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
Fndg.	= Funding
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
GTY	= Guaranty
HUD	= Housing and Urban Development
Imp.	= Improvement
Imps.	= Improvements
Ind.	= Industrial
Intl.	= International
Ln.	= Loan
Lns.	= Loans
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
No.	= Number
Prop.	= Property
PSF	= Permanent School Fund
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities
Withhldg.	= Withholding

Capital Group Short-Term Municipal Fund Schedule of investments July 31, 2017 (unaudited)	Principal amount (000)	Value (000)
Bonds & notes - 91.2%
Alabama - 1.1%
Black Belt Energy Gas Dist., Natural Gas Util. Imps. Rev. Bonds, Series A (Mandatory Put 06/01/21 @ 100), 4.00%, 2046[1]	$1,550	$1,680
__________
		1,680
__________
Arizona - 1.0%
Arizona Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2021	300	337
Maricopa County Ind. Dev. Auth., Charter School Aid, Rev. Ref. Bonds, Series A, 4.00%, 2021	565	612
Salt River Project Agricultural Imps. & Power Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 4.00%, 2017	550	556
__________
		1,505
__________
California - 7.1%
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100), 1.72%, 2045[1]	1,500	1,513
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 04/01/19 @ 100), 1.875%, 2047[1]	500	506
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 2021	250	289
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/15/19 @ 100), 5.00%, 2043[1]	1,000	1,080
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 04/01/20 @ 100), 1.279%, 2038[1]	1,000	1,004
Chula Vista Muni. Fncg. Auth., Special Tax Rev. Ref. Bonds, Series B, 5.00%, 2023	950	1,124
Glendale Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (AGM Insured), 4.00%, 2019	200	213
Hawthorne Comm. Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, (AGM Insured), 5.00%, 2022	400	471
Inglewood Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured), 5.00%, 2023	200	235
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation, Ref. Bonds, 5.00%, 2020	600	668
Menifee Union School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 4.00%, 2021	400	440
San Diego County Regional Trans. Commission., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2018	150	154
San Diego Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A, 2.00%, 2018	1,000	1,011
State of California Dept. of Water Res., Rev. Ref. Bonds, Series AU (Mandatory Put 09/01/17 @ 100), 1.44%, 2035[1]	650	650
State of California Dept. of Water Ress., Power Supply, Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 2020	200	222
Temecula Valley Unified School Dist. Fncg. Auth., Special Tax Rev. Ref. Bonds (BAM Insured), 4.00%, 2017	400	401
Westminster Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured), 5.00%, 2028	375	452
Westminster Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, 4.00%, 2021	150	166
__________
		10,599
__________
Colorado - 1.0%
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2018	750	763
E-470 Public Highway Auth., Misc. Rev. Ref. Bonds (Mandatory Put 09/01/19 @ 100), 1.727%, 2039[1]	500	502

	Principal amount (000)	Value (000)
Bonds & notes - continued
Colorado - continued
Univ. of Colorado., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2019	$150	$161
__________
		1,426
__________
Connecticut - 3.8%
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Bonds, Sub-Series B-2 (FHA/INS/GTD Insured), 4.00%, 2032	550	584
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, 4.00%, 2044	910	962
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Series A-1, 4.00%, 2045	280	301
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Sub-Series A-1, 4.00%, 2047	1,000	1,082
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Sub-Series C-1:
4.00%, 2044	585	621
3.50%, 2045	615	650
Connecticut State Health & Educ. Fac. Auth., College & Univ. Imps. Rev. Bonds, Series U1 (Mandatory Put 02/06/19 @ 100), 1.00%, 2033[1]	1,000	999
Connecticut State Health & Educ. Fac. Auth., Health Care Facs. Rev Bonds (Mandatory Put 03/01/19 @ 100), 1.65%, 2029[1]	500	503
__________
		5,702
__________
Delaware - 0.2%
Delaware Trans. Auth., Highway Tolls Rev. Bonds, 5.00%, 2021	230	260
__________
		260
__________
Florida - 4.3%
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, Series A-1, 5.00%, 2019	600	643
City of Cape Coral, Water Rev. Ref. Bonds (AGM Insured), 3.00%, 2017	600	602
City of Cape Coral, Water Rev. Special Assessment Ref. Bonds (AGM Insured), 1.40%, 2018	250	251
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 4.50%, 2029	190	201
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, 2029	110	117
Orange County Health Facs. Auth., Health Care Facs. Nursing Homes Rev. Bonds, 4.00%, 2020	710	761
Orange County Health Facs. Auth., Health Care Facs. Nursing Homes Rev. Ref. Bonds, 2.00%, 2017	500	500
Orlando Utils. Commission, Energy Res. Auth. Rev. Ref. Bonds, Series A (Mandatory Put 10/01/20 @ 100), 5.00%, 2027[1]	2,000	2,232
Palm Beach County Health Facs. Auth., Health Care Facs. Nursing Homes Rev. Ref. Bonds, 5.00%, 2021	500	560
Tampa Bay Water, Water Rev. Ref. Bonds, Series A, 5.00%, 2017	450	453
__________
		6,320
__________
Georgia - 3.7%
Atlanta Dev. Auth., Loc. or GTD Housing Rev. Ref. Bonds, 5.00%, 2017	250	251
City of Atlanta Dept., Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 2019	95	100
City of Atlanta, Water Rev. Ref. Bonds, Series A, 5.00%, 2020	1,000	1,123
City of Atlanta, Water Rev. Ref. Bonds, Series B, 5.00%, 2019	1,000	1,088
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, 2044	450	476
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A, 4.00%, 2047	850	920
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Ref. Bonds, Series A-1, 3.50%, 2045	180	190

	Principal amount (000)	Value (000)
Bonds & notes - continued
Georgia - continued
Georgia State Road & Tollway Auth., Govt. Fndg. Grant Highway Imps. Rev. Bonds, Series A, 5.00%, 2019	$1,155	$1,237
Muni. Electric Auth. of Georgia, Energy Res. Imps. Rev. Ref. Bonds, Series B, 5.00%, 2018	120	122
__________
		5,507
__________
Hawaii - 0.1%
State of Hawaii, G.O. Public Imps. Misc. Rev. Bonds, Series DZ, 5.00%, 2017	70	71
__________
		71
__________
Illinois - 11.0%
Chicago Midway Intl. Airport, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 2021	500	560
Chicago O'hare Intl. Airport, Port, Airport & Marina Rev. Ref. Bonds, Series C:
5.00%, 2020	1,000	1,092
5.00%, 2021	650	731
City of Chicago, Sewer Imps. Rev. Bonds:
5.00%, 2018	200	203
5.00%, 2022	1,010	1,140
City of Chicago, Sewer Rev. Ref. Bonds, Series C, 5.00%, 2021	500	553
City of Chicago, Water Util. Imps. Rev. Bonds, 3.00%, 2019	1,065	1,095
Greater Chicago Metropolitan Water Reclamation Dist., G.O. Sewer Imps. Prop. Tax Bonds, Series B, 5.00%, 2017	300	304
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2021	1,100	1,248
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-1 (Mandatory Put 01/15/20 @ 100), 5.00%, 2030[1]	1,000	1,088
Illinois Fin. Auth., Misc. Rev. Ref. Bonds, 5.00%, 2023	100	117
Illinois Fin. Auth., Misc. Rev. Ref. Bonds, 5.00%, 2024	130	154
Illinois Fin. Auth., Res. Recovery Imps. Rev. Bonds (Mandatory Put 05/06/20 @ 100), 1.75%, 2042[1]	500	502
Illinois Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds (Mandatory Put 05/15/25 @ 100) (FNMA Insured), 1.82%, 2050[1]	1,000	989
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A:
5.00%, 2020	500	561
5.00%, 2022	1,000	1,176
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 2017	1,500	1,520
Illinois State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, 2022	600	678
State of Illinois, Sales Tax Rev. Ref. Bonds, 5.00%, 2020	1,000	1,086
Univ. of Illinois, College & Univ. Rev. Certs. of Part. Ref. Bonds, Series A, 4.00%, 2019	1,000	1,044
Volo Village Special Service Area No. 3 & 6, Special Tax Rev. Ref. Bonds, (AGM Insured), 3.00%, 2021	500	522
__________
		16,363
__________
Indiana - 1.1%
City of Whiting, Ind. Imps. Rev. Bonds, (Mandatory Put 10/01/19 @ 100), 1.85%, 2044[1]	200	202
Indiana Health Fac. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 03/01/19 @ 100), 4.00%, 2036[1]	1,000	1,043
Indiana Univ., College & Univ. Rev. Ref. Bonds, Series A, 3.00%, 2020	210	221
Purdue Univ., College & Univ. Rev. Ref. Bonds, Series BB-1, 5.00%, 2020	200	223
__________
		1,689
__________

	Principal amount (000)	Value (000)
Bonds & notes - continued
Kentucky - 0.1%
Kentucky Housing Corp., State Single Family Housing Rev. Bonds, Series B, 5.00%, 2027	$80	$84
__________
		84
__________
Louisiana - 1.1%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.60%, 2028	390	404
Louisiana State Citizens Prop. Insurance Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2023	500	591
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A:
5.00%, 2020	280	304
5.00%, 2021	250	277
__________
		1,576
__________
Maine - 0.4%
Maine State Housing Auth., Loc. or GTD Housing Rev. Bonds, Series A, 4.00%, 2047	500	541
__________
		541
__________
Maryland - 0.9%
County of Baltimore, Health Care Facs. Rev. Ref. Bond, 5.00%, 2022	400	455
Montgomery County Housing Opportunities Commission, Loc. or GTD Housing Rev. Bonds, Series A, 4.00%, 2048	500	543
Montgomery County, Health Care Facs. Imps. Rev. Bonds (Mandatory Put 09/01/17 @ 100), 0.95%, 2041[1]	375	375
__________
		1,373
__________
Massachusetts - 2.2%
Massachusetts Dev. Fin. Agcy., Health Care Facs. Rev. Ref. Bonds, Series M (Mandatory Put 01/30/18 @ 100), 1.37%, 2038[1]	1,280	1,281
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series 171, 4.00%, 2044	775	830
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series 183, 3.50%, 2046	955	1,008
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series 169, 4.00%, 2044	175	187
__________
		3,306
__________
Michigan - 5.1%
City of Detroit, Sewer Rev. Ref. Bonds, 5.50%, 2025	375	376
City of Detroit, Sewer Rev. Ref. Bonds, Series A, 5.00%, 2023	700	799
Detroit City School Dist, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 2018	1,000	1,029
Michigan Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2023	925	1,100
Michigan Fin. Auth., Water Util. Imps. Rev. Bonds (NATL-RE Insured), 5.00%, 2020	500	551
Michigan State Hospital Fin. Auth., Health Care Facs. Imps. Rev. Bonds, 0.95%, 2033[1]	775	775
Michigan State Hospital Fin. Auth., Health Care Facs. Imps. Rev. Bonds (Pre-refunded with U.S. Govt. Securities to 02/01/18 @ 100), 0.95%, 2033[1]	25	25
Michigan State Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, 2044	795	849
Michigan Strategic Fund, Energy Res. Auth. Rev. Ref. Bonds, Series SE (Mandatory Put 09/01/21 @ 100), 1.45%, 2029[1]	325	321
State of Michigan, Highway Imps. Rev. Ref. Bonds, 5.00%, 2020	1,000	1,098
Wayne County Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2018	300	315

	Principal amount (000)	Value (000)
Bonds & notes - continued
Michigan - continued
Wayne County Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series G, 5.00%, 2021	$300	$344
__________
		7,582
__________
Minnesota - 0.1%
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.00%, 2040	120	124
__________
		124
__________
Missouri - 2.3%
City of Saint Louis Airport Rev., Port, Airport & Marina Rev. Ref. Bonds, Series A (AGM Insured), 5.00%, 2021	1,500	1,715
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 3.50%, 2041	1,375	1,462
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.25%, 2030	250	265
__________
		3,442
__________
Montana - 0.2%
Montana Board of Housing, Loc. or GTD Housing Rev. Bonds, Series A-2, 3.50%, 2044	240	254
__________
		254
__________
Nebraska - 2.2%
Central Plains Energy Project, Natural Gas Rev. Ref. Bonds (Mandatory Put 12/01/19 @ 100), 5.00%, 2039[1]	1,000	1,081
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A:
3.00%, 2044	250	255
4.00%, 2044	725	773
3.50%, 2046	385	408
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 2.50%, 2034	65	65
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series C (GNMA/FNMA/FHLMC COLL Insured), 3.50%, 2046	300	316
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series E (GNMA/FNMA/FHLMC Insured), 3.00%, 2043	305	312
__________
		3,210
__________
New Jersey - 2.9%
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2018	550	576
New Jersey Econ. Dev. Auth., Lease Rev. Ref. Bonds, Series PP, 5.00%, 2019	750	787
New Jersey Health Care Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 2022	200	232
New Jersey Health Care Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AGM Insured), 5.00%, 2021	550	622
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series D (Mandatory Put 01/01/18 @ 100), 1.50%, 2024[1]	500	500
New Jersey Trans. Trust Fund Auth., Transit Imps. Misc. Rev. Bonds, Series AA, 5.00%, 2021	500	539
New Jersey Transit Corp., Transit Rev. Ref. Bonds, Series A, 5.00%, 2018	750	778

	Principal amount (000)	Value (000)
Bonds & notes - continued
New Jersey - continued
Rutgers The State Univ. of New Jersey, College & Univ. Rev. Ref. Bonds, Series J, 5.00%, 2019	$225	$240
__________
		4,274
__________
New Mexico - 1.4%
City of Farmington, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 04/01/20 @ 100), 1.875%, 2029[1]	1,000	1,016
City of Farmington, Energy Res. Auth. Rev. Ref. Bonds, Series A (Mandatory Put 04/01/20 @ 100), 1.875%, 2029[1]	1,000	1,015
New Mexico Educ. Assistance Foundation, Student Ln, Rev. Ref. Bonds, Series A-2 (GTD St. Lns. Insured), 1.852%, 2028[1]	20	20
__________
		2,051
__________
New York - 7.4%
City of New York, G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 2028	300	369
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series J-4, 1.37%, 2025[1]	2,000	1,998
Housing Dev. Corp., Loc. or GTD Housing Rev. Bonds, Series C-2, 1.70%, 2021	350	352
Metropolitan Trans. Auth., Misc. Rev. Ref. Bonds, Series B-3B, 1.72%, 2018[1]	650	654
Metropolitan Trans. Auth., Transit Imps. Rev. Bonds, Sub-Series A-2 (Mandatory Put 06/01/20 @ 100), 1.40%, 2039[1]	2,600	2,613
New York City Transitional Fin. Auth., Public Imps. Income Tax Rev. Bonds, 5.00%, 2019	750	817
New York City Trust for Cultural Ress. Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.35%, 2036[1]	500	500
New York State Dormitory Auth., Income Tax Rev. Ref. Bonds, Series A, 5.00%, 2029	450	552
New York State Housing Fin. Agcy., Green Rev. Bonds, Series H (SONYMA, GNMA/FNMA/FHLMC COLL Insured), 1.65%, 2021	350	350
Public Housing Capital Fund Trust I Rev. Bonds (HUD Ln. Insured), 4.50%, 2022[2]	288	293
State of New York Mortgage Agcy., Loc. or GTD Housing Rev. Bonds, 4.00%, 2047	1,380	1,496
State of New York Mortgage Agcy., Loc. or GTD Housing Rev. Bonds, Series 197, 3.50%, 2044	1,000	1,061
__________
		11,055
__________
North Carolina - 1.2%
City of Charlotte, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2021	810	896
North Carolina Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series 38-B, 4.00%, 2047	400	435
State of North Carolina, Govt. Fndg. Grant Highway Imps. Rev. Bonds, 5.00%, 2020	400	439
__________
		1,770
__________
North Dakota - 1.5%
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds:
4.00%, 2038	1,330	1,426
3.75%, 2042	125	130
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series D, 4.00%, 2046	610	657
__________
		2,213
__________
Ohio - 1.1%
County of Warren, Health Care Facs. Rev. Ref. Bonds, 4.00%, 2018	220	226
County of Warren, Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 2022	400	460
Ohio Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.50%, 2028	225	236

	Principal amount (000)	Value (000)
Bonds & notes - continued
Ohio - continued
Ohio Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC COLL Insured), 4.50%, 2047	$675	$744
__________
		1,666
__________
Oklahoma - 0.5%
Oklahoma Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA COLL Insured), 5.00%, 2043	590	632
Stillwater Utils. Auth., Power Plants (Non Nuclear) Multiple Util. Rev. Ref. Bonds, Series A, 4.00%, 2019	150	159
__________
		791
__________
Oregon - 3.7%
County of Gilliam, Res. Recovery Imps. Rev. Bonds, 1.50%, 2018	1,000	1,005
Oregon State Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 09/15/18 @ 100), 1.82%, 2022[1]	2,300	2,312
State of Oregon Housing & Comm. Services Dept., Loc. or GTD Housing Rev. Bonds, 4.00%, 2047	1,000	1,088
State of Oregon, G.O. Unemployment & Welfare Fndg. Prop. Tax Bonds, Series 94-H, 4.00%, 2044	1,040	1,100
__________
		5,505
__________
Pennsylvania - 2.0%
Butler County Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 3.00%, 2018	250	252
Pennsylvania Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds Series 122, 4.00%, 2046	525	562
Pennsylvania Turnpike Commission, Highway Tolls Rev. Ref. Bonds, 5.00%, 2021	1,500	1,688
School Dist. of Philadelphia, G.O. Prop. Tax Ref. Bonds, Series F (St. Aid Withhldg. Insured), 5.00%, 2019	500	532
__________
		3,034
__________
Puerto Rico - 0.4%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2018	350	362
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds, 5.00%, 2017	250	251
__________
		613
__________
Rhode Island - 1.2%
Rhode Island Commerce Corp., Govt. Fndg. Grant Rev. Ref. Bonds, 5.00%, 2021	920	1,043
Rhode Island Housing & Mortgage Fin. Corp., Loc. or GTD Housing Rev. Ref. Bonds, 4.00%, 2033	745	787
__________
		1,830
__________
South Carolina - 1.0%
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC COLL FHA Insured), 4.00%, 2036	675	725
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA COLL Insured), 4.50%, 2030	235	247
South Carolina State Public Service Auth., Nuclear Rev. Ref. Bonds, Series A, 5.00%, 2022	400	461
__________
		1,433
__________

	Principal amount (000)	Value (000)
Bonds & notes - continued
South Dakota - 1.0%
South Dakota Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series D, 3.50%, 2046	$1,015	$1,081
South Dakota Housing Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series E, 4.00%, 2044	320	341
__________
		1,422
__________
Tennessee - 2.4%
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds:
4.50%, 2037	245	258
4.00%, 2038	260	272
4.00%, 2042	395	428
4.00%, 2045	1,700	1,826
4.00%, 2045	705	752
__________
		3,536
__________
Texas - 8.3%
Arlington Higher Edu. Fin. Corp., Charter School Aid, Rev. Ref. Bonds, Series A (PSF-GTD Insured), 5.00%, 2022	635	743
City of Austin, Electric Util., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2021	525	605
City of Denton, Water Util. System, Energy Res. Auth. Imps. Rev. Bonds, 5.00%, 2021	750	862
City Public Service Board of San Antonio, Energy Res. Auth. Imps. Rev. Bonds (Mandatory Put 12/01/20 @ 100), 3.00%, 2045[1]	1,000	1,050
City Public Service Board of San Antonio, Energy Res. Auth. Imps. Rev. Bonds, Series C (Mandatory Put 12/01/19 @ 100), 3.00%, 2045[1]	1,000	1,036
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 02/01/18 @ 100), 1.20%, 2033[1]	1,650	1,650
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds (Mandatory Put 12/01/18 @ 100), 2.00%, 2027[1]	350	352
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.69%, 2031[1]	150	150
Houston Higher Edu. Fin. Corp., Charter School Aid, Rev. Ref. Bonds, Series A (PSF-GTD Insured), 5.00%, 2018	455	465
Katy Independent School Dist., G.O. Prop. Tax Ref. Bonds, Series C (PSF-GTD Insured), (Mandatory Put 08/15/19 @ 100), 1.371%, 2036[1]	650	652
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 01/01/19 @ 100), 1.95%, 2038[1]	600	605
Northside Independent School Dist., G.O. School Imps. Prop. Tax Bonds (PSF-GTD Insured), (Mandatory Put 06/01/20 @ 100), 1.45%, 2047[1]	200	200
Olmos Park Higher Edu. Facs. Corp., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2019	400	432
State of Texas, G.O. Public Imps. Prop. Tax Bonds, (Mandatory Put 10/01/18 @ 100), 1.20%, 2041[1]	1,000	1,001
Texas A&M Univ., College & Univ. Rev. Ref. Bonds, Series B, 5.00%, 2021	450	514
Texas A&M Univ., College & Univ. Rev. Ref. Bonds, Series C, 5.00%, 2021	600	685
Texas Dept. of Housing & Comm. Affairs, Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 5.00%, 2029	145	153
Texas State Univ. System, College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 2020	550	605
Texas Tech Univ., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2019	500	531
__________
		12,291
__________
Utah - 0.3%
Utah Housing Corp., Loc. or GTD Housing Rev. Bonds, Series D2 (FHA/INS Insured), 4.00%, 2045	440	470
__________
		470
__________

	Principal amount (000)	Value (000)
Bonds & notes - continued
Virginia - 1.1%
Northern Virginia Trans. Auth., Transit Imps. Misc. Taxes Rev. Bonds, 5.00%, 2020	$250	$277
Virginia Commonwealth Trans. Board, Govt. Fndg. Grant Transit Imps. Rev. Bonds, 5.00%, 2019	600	649
Wise County Ind. Dev. Auth., Energy Res. Auth. Res. Recovery Imps. Rev. Bonds, Series A (Mandatory Put 06/01/20 @ 100), 1.875%, 2040[1]	750	757
__________
		1,683
__________
Washington - 2.3%
State of Washington, Highway Imps. Rev. Bonds:
5.00%, 2018	1,500	1,565
5.00%, 2019	900	972
Washington State Housing Fin. Commission, Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 4.50%, 2029	180	188
Washington State Housing Fin. Commission, Loc. or GTD Housing Rev. Ref. Bonds, 4.00%, 2047	640	691
__________
		3,416
__________
West Virginia - 1.2%
West Virginia Univ., College & Univ. Rev. Ref. Bonds (Mandatory Put 10/01/19 @ 100), 1.35%, 2041[1]	1,750	1,750
__________
		1,750
__________
Wisconsin - 0.9%
Public Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2022	300	344
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 05/30/19 @ 100), 4.00%, 2043[1]	1,000	1,050
__________
		1,394
__________
Wyoming - 0.4%
Wyoming Comm. Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 3, 3.00%, 2044	610	634
__________
		634
__________
Total bonds & notes (cost: $134,843,000)		135,445
__________
Short-term securities - 8.1%
California Statewide Comms. Dev. Auth., 0.88%, September 13, 2017[1]	1,000	1,000
City of Baton Rouge & Parish of East Baton Rouge, Ind. Rev. Ref. Bonds, 0.71%, March 01, 2022[1]	1,000	1,000
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series J-5, 0.72%, August 01, 2028[1]	4,200	4,200
East Baton Rouge Parish Ind. Dev. Board Inc., Ind. Imps. Rev. Bonds, Series A, 0.71%, August 01, 2035[1]	800	800
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series A, 0.72%, December 01, 2030[1]	3,500	3,500
New York City Transitional Fin. Auth., Public Imps. Income Tax Rev. Bonds, Series 1, 0.76%, November 01, 2022[1]	655	655
New York City Transitional Fin. Auth., Public Imps. Income Tax Rev. Bonds, Sub-1C, 0.76%, February 01, 2045[1]	400	400
Phoenix Ind. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 0.65%, November 15, 2052[1]	500	500
__________
Total short-term securities (cost: $12,055,000)		12,055
__________

Total investment securities (cost: $146,898,000)	147,500
Other assets less liabilities	1,111
__________
Net assets	$148,611
__________
__________

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the aggregate market value of these securities amounted to $293,000, representing 0.20% of net assets.

Key to abbreviations

Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
Auth.	= Authority
BAM	= Build America Mutual Assurance Company
Certs. of Part.	= Certificates of Participation
COLL	= Collateral
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Edu.	= Education
Educ.	= Educational
Fac.	= Facility
Facs.	= Facilities
FHA	= Federal Housing Administration
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
Fndg.	= Funding
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
HUD	= Housing and Urban Development
Imps.	= Improvements
Ind.	= Industrial
Intl.	= International
Ln.	= Loan
Lns.	= Loans
Loc.	= Local
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
No.	= Number
Prop.	= Property
PSF	= Permanent School Fund
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities

Capital Group California Core Municipal Fund Schedule of investments July 31, 2017 (unaudited)	Principal amount (000)	Value (000)
Bonds & notes - 88.9%
California - 87.2%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2020	$1,000	$1,089
5.00%, 2020	715	787
5.00%, 2021	495	554
5.00%, 2022	1,000	1,134
5.00%, 2023	500	571
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
5.125%, 2020	1,230	1,302
5.25%, 2020	585	624
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A (CA Mtg. Ins.):
5.00%, 2019	400	427
5.00%, 2020	550	604
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured):
5.00%, 2021	600	602
5.00%, 2022	225	226
Abag Fin. Auth. for Nonprofit Corps., Special Tax Ref. Bonds:
5.00%, 2023	375	448
5.00%, 2024	400	485
5.00%, 2025	515	618
Alameda Corridor Trans. Auth., Port, Airport & Marina. Rev. Ref. Bonds, Series A:
5.00%, 2021	1,000	1,146
5.00%, 2022	975	1,144
Alameda County Trans. Auth., Sales Tax Transit Imps. Rev. Bonds, 4.00%, 2019	875	918
Aliso Viejo Comm. Fac. Dist., Special Tax Ref. Bonds:
5.00%, 2024	455	527
5.00%, 2025	425	490
Bay Area Toll Auth., Health Care Facs. Imps. Rev. Ref. Bonds (Mandatory Put 04/01/21 @ 100), 1.459%, 2045[1]	1,000	1,006
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 04/01/24 @ 100), 1.92%, 2045[1]	4,200	4,277
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100), 1.72%, 2045[1]	2,800	2,824
Bay Area Toll Auth., Highway Tolls Rev. Bonds, Series B (Mandatory Put 04/02/18 @ 100), 1.50%, 2047[1]	650	651
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 04/01/19 @ 100), 1.875%, 2047[1]	1,505	1,523
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series G (Mandatory Put 04/01/20 @ 100), 1.42%, 2034[1]	1,000	1,005
Bay Area Water Supply & Conservation Agcy., Water Util. Imps. Rev. Bonds, Series A, 5.00%, 2023	500	598
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds:
5.00%, 2019	1,150	1,226
5.00%, 2021	700	806
5.00%, 2021	550	604
5.50%, 2029	300	331
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 2018	125	127
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, 5.00%, 2020	165	185
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A:
4.50%, 2017	335	338
4.00%, 2021	560	622
5.00%, 2021	535	612
4.00%, 2022	500	553
5.00%, 2024	100	106
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, 5.00%, 2025	400	484

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A:
5.00%, 2018	$275	$288
5.00%, 2022	770	808
5.00%, 2024	150	171
5.00%, 2025	375	426
5.00%, 2026	300	367
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series D, 5.00%, 2020	1,325	1,479
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series G, 5.50%, 2025	100	104
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
5.00%, 2020	1,005	1,096
5.00%, 2022	175	206
5.00%, 2023	135	162
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, 2019	525	570
5.00%, 2020	675	739
5.00%, 2020	500	561
5.00%, 2021	350	404
5.00%, 2023	1,000	1,177
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 4.00%, 2019	400	423
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/15/19 @ 100), 5.00%, 2043[1]	1,750	1,890
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series D (Mandatory Put 10/15/20 @ 100), 5.00%, 2043[1]	250	278
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 04/01/18 @ 100), 1.10%, 2047[1]	1,000	1,001
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 04/01/20 @ 100), 1.279%, 2038[1]	3,000	3,012
California Infrastructure & Econ. Dev. Bank, Private Schools Rev. Ref. Bonds, Series B (Mandatory Put 06/01/22 @ 100), 2.02%, 2037[1]	1,000	998
California Infrastructure & Econ. Dev. Bank, Public Imps. Misc. Rev. Bonds:
4.50%, 2025	100	104
4.50%, 2026	100	104
California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds, 5.00%, 2018	100	102
California Muni. Fin. Auth., Charter School AID Ref. Rev. Bonds, Series A, 4.00%, 2026	320	345
California Muni. Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 2022	470	542
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds:
5.00%, 2023	750	887
5.625%, 2023	465	490
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, Series B, 4.00%, 2017	150	151
California Muni. Fin. Auth., Energy Res. Auth. Imps. Rev. Bonds (Mandatory Put 04/02/18 @ 100), 1.32%, 2045[1]	1,425	1,425
California Muni. Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 2024	500	586
California Muni. Fin. Auth., Loc. or GTD Housing Rev. Bonds, 5.00%, 2030	1,000	1,108
California Muni. Fin. Auth., Misc. Rev. Ref. Bonds:
5.00%, 2022	885	1,017
5.00%, 2025	500	588
California School Fin. Auth., School Imps. Charter School AID Rev. Bonds, Series A, 3.625%, 2025[2]	1,125	1,186
California State Dept. of Veterans Affairs, Loc. or GTD Housing Rev. Ref. Bonds, Series A, 2.75%, 2020	750	788
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G-11:
4.875%, 2018	200	206
5.00%, 2018	1,000	1,031

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2021	$100	$103
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series K, 5.00%, 2018	225	232
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 2021	75	83
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L (Pre-refunded with U.S. Treasury Obligations to 05/01/20 @ 100), 5.00%, 2021	125	138
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 2018	1,250	1,289
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE, 5.00%, 2022	70	72
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE (Pre-refunded with U.S. Treasury Obligations to 06/01/18 @ 100), 5.00%, 2023	200	207
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 5.00%, 2018	1,350	1,383
California State Public Works Board, Correctional Fac. Imps. Lease Rev. Bonds, Series A, 5.00%, 2023	790	949
California State Public Works Board, Lease Rev. Ref. Bonds, Series B, 5.00%, 2021	3,000	3,468
California State Public Works Board, Lease Rev. Ref. Bonds, Series H, 5.00%, 2023	725	871
California State Univ., College & Univ. Rev. Ref. Bonds, Series B-2 (Mandatory Put 11/01/21 @ 100), 4.00%, 2049[1]	2,000	2,204
California State Univ., College & Univ. Rev. Ref. Bonds, Series B-3 (Mandatory Put 11/01/23 @ 100), 4.00%, 2051[1]	2,500	2,841
California Statewide Comms. Dev. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 2019	1,000	1,061
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, 4.625%, 2021	100	106
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 2019	600	641
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds (CA Mtg. Ins.):
2.50%, 2020	700	704
3.00%, 2021	600	601
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 2019	1,000	1,083
5.00%, 2019	600	638
5.00%, 2021	1,100	1,240
5.00%, 2023	1,100	1,281
5.00%, 2024	300	340
5.00%, 2025	750	905
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AGM Insured), 5.00%, 2023	500	582
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 2021	1,100	1,238
California Statewide Comms. Dev. Auth., Misc. Rev. Ref. Bonds (AGM Insured), 5.00%, 2020	210	235
Carson Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 2021	1,625	1,869
Cathedral City Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, 2023	745	890
Cathedral City Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2024	260	314
Cerritos Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds, Series A (AMBAC Insured):
5.00%, 2019	2,000	2,059
5.00%, 2024	600	617
Chino Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured):
5.00%, 2020	500	556
5.00%, 2022	450	527
5.00%, 2025	665	797
Chino Valley Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 2021	1,000	1,152

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
Chula Vista Muni. Fncg. Auth., Special Tax Ref. Bonds:
5.00%, 2021	$535	$601
5.00%, 2022	1,355	1,546
City & County of San Francisco, G.O. Public Imps. Prop. Tax Bonds, 5.00%, 2020	1,350	1,503
City of Alhambra, Health Care Facs. Nursing Homes Rev. Ref. Bonds (CA Mtg. Ins.), 5.00%, 2027	630	768
City of Carlsbad California, Special Assessment Ref. Bonds:
3.00%, 2018	325	330
3.15%, 2021	570	592
3.55%, 2023	350	365
City of Chula Vista, Energy Res. Auth. Rev. Ref. Bonds, Series A, 1.65%, 2018	1,150	1,151
City of Fontana California, Special Tax Ref. Bonds, 5.00%, 2023	535	596
City of Irvine California, Special Assessment Ref. Bonds:
4.00%, 2018	500	515
2.50%, 2019	1,230	1,254
3.00%, 2020	1,250	1,304
3.25%, 2022	700	747
4.00%, 2022	400	441
3.375%, 2023	850	917
5.00%, 2023	1,455	1,693
5.00%, 2028	500	576
City of Irvine, Special Assessment Ref. Bonds:
4.00%, 2020	940	1,014
5.00%, 2021	500	567
City of Long Beach, Port, Airport & Marina Imps. Rev. Bonds:
5.00%, 2019	275	291
5.00%, 2020	400	434
City of Long Beach, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2021	100	111
City of Long Beach, Port, Airport & Marina Rev. Ref. Bonds, Series C, 3.00%, 2018	2,250	2,310
City of Roseville California, Special Tax Ref. Bonds, 5.00%, 2024	1,000	1,163
City of Sacramento California, Special Tax Ref. Bonds, 5.00%, 2028	1,235	1,390
City of San Jose, Port, Airport & Marina Imps. Rev. Bonds, Series A-2, 5.00%, 2018	700	717
Clovis Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (NATL-RE Insured), 0.00%, 2025[3]	500	414
Compton Comm. College Dist., G.O. Prop. Tax Ref. Bonds (BAM Insured), 5.00%, 2026	800	959
Concord Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured):
5.00%, 2020	500	547
5.00%, 2023	825	973
County of El Dorado, Special Tax Rev. Ref. Bonds:
5.00%, 2022	1,295	1,516
5.00%, 2024	860	1,002
County of Los Angeles, G.O. Cash Flow Mgmt. Misc. Rev. Notes, 5.00%, 2018	3,000	3,114
County of San Diego, Health Care Facs. Rev. Ref. Bonds, 5.00%, 2022	200	232
Desert Hot Springs Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (BAM Insured):
4.00%, 2020	390	421
5.00%, 2021	800	910
Eastern Muni. Water Dist., Water Rev. Ref. Bonds, Series A, 5.00%, 2023	500	605
El Centro Fncg. Auth., Sewer Rev. Ref. Bonds, Series A (AGM Insured):
5.00%, 2026	530	637
5.00%, 2027	500	597
5.00%, 2030	1,000	1,172
Elk Grove Fin. Auth., Special Tax Ref. Bonds, 5.00%, 2025	580	710
Elk Grove Fin. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2030	735	862

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
Emeryville Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (AGM Insured):
5.00%, 2022	$1,700	$1,988
5.00%, 2026	1,000	1,195
Eureka Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B, 5.00%, 2022	835	980
Fillmore Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured), 5.00%, 2024	1,000	1,207
Foothill-Eastern Trans. Corridor Agcy., Highway Tolls Rev. Ref. Bonds, Sub-Series B-1 (Mandatory Put 01/15/18 @ 100), 5.00%, 2053[1]	2,100	2,106
Fresno Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A (AGM Insured), 5.00%, 2022	1,350	1,557
Garden Grove Agcy. Comm. Dev. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (BAM Insured), 5.00%, 2022	400	471
Glendale Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (BAM Insured), 5.00%, 2024	410	495
Golden State Tobacco Securitization Corp., Approp. Rev. Ref. Bonds, Series A (AGM Insured), 0.00%, 2026[3]	1,000	796
Golden State Tobacco Securitization Corp., Approp. Rev. Ref. Bonds, Series A (AMBAC Insured):[3]
0.00%, 2024	2,000	1,735
0.00%, 2027	500	379
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A:
5.00%, 2018	400	414
5.00%, 2020	1,300	1,439
5.00%, 2021	2,000	2,279
Hawthorne Comm. Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2024	250	304
Hayward Unified School Dist., G.O. School Imps. Prop. Tax Bonds (AGM Insured), 5.00%, 2021	1,000	1,148
Hemet Unified School Dist. Fncg. Auth., Misc. Purposes Special Tax Ref. Bonds:
5.00%, 2026	600	686
5.00%, 2028	720	810
Hemet Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2029	500	587
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2017	100	101
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.25%, 2025	20	21
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A (Pre-refunded with U.S. Treasury Obligations to 11/01/18 @ 100), 5.25%, 2025	80	84
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 2022	700	788
Irvine Unified School Dist., Prop. Acquisition Special Tax Bonds, Series A, 5.00%, 2021	780	884
Jurupa Public Fncg. Auth., Special Tax Ref. Bonds, Series A:
5.00%, 2023	500	595
5.00%, 2029	710	825
Kings Canyon Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2029	1,600	1,902
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds:
4.00%, 2019	500	530
5.00%, 2019	200	216
Lake Elsinore Public Fncg. Auth., Special Tax Ref. Bonds, 5.00%, 2028	2,000	2,311
Lammersville Joint Unified School Dist., Special Tax Ref. Bonds, 4.00%, 2022	680	746
Lancaster Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured):
5.00%, 2024	590	710
5.00%, 2025	770	937
Lincoln Public Fncg. Auth., Public Imps. Special Tax Bonds, Series A (AMBAC Insured), 4.50%, 2021	840	842
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds:
4.00%, 2020	750	819
5.00%, 2021	520	601

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
Long Beach Comm., College Dist., G.O. Univ. & College Imps. Prop. Tax Bonds (Pre-refunded with U.S. Treasury Obligations to 06/01/18 @ 100), 5.00%, 2022	$15	$15
Long Beach Comm., College Dist., G.O. Univ. & College Imps. Prop. Tax Bonds, Series A, 5.00%, 2022	85	88
Los Angeles Comm. Facs. Dist., Special Tax Ref. Bonds:
5.00%, 2020	600	659
5.00%, 2023	700	808
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds (AGM Insured):
5.00%, 2022	1,190	1,398
5.00%, 2024	1,000	1,215
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds, Series D, 5.00%, 2019	1,000	1,078
Los Angeles County Redev. Auth., Tax Increment Allocation Rev. Ref. Bonds, 5.00%, 2020	3,000	3,373
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2029	200	214
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 2019	850	914
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 2022	700	776
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series A:
5.00%, 2021	1,000	1,150
5.00%, 2022	1,000	1,182
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series B, 5.00%, 2020	1,000	1,076
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series A:
5.00%, 2021	1,200	1,381
5.00%, 2022	5,000	5,917
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 2019	2,175	2,345
Los Angeles Unified School Dist., G.O. Prop. Tax Rev. Ref. Bonds, Series A-1, 5.00%, 2020	1,000	1,115
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 2024	100	108
Los Rios Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 2020	900	1,005
Manhattan Beach Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series C (NATL-RE Insured), 0.00%, 2024[3]	1,500	1,272
Menifee Union School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 5.00%, 2022	250	291
Menlo Park Comms. Dev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, (AGM Insured), 5.00%, 2028	1,070	1,274
Merced Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A (AGM Insured):
5.00%, 2022	500	588
5.00%, 2028	250	298
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 03/27/18 @ 100), 1.20%, 2027[1]	500	500
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Sub-Series B:
5.00%, 2020	3,000	3,341
5.00%, 2021	1,000	1,148
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2022	750	889
Montebello Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 2020	925	1,030
Montebello Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 4.00%, 2019	1,250	1,324
Monterey Peninsula Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 0.00%, 2024[3]	565	487
Moreno Valley Unified School Dist., G.O. School Imps. Prop. Tax Ref. Bonds (NATL-RE Insured), 5.25%, 2019	380	411
Mountain View Shoreline Regional Park Comm., Tax Allocation Rev. Ref. Bonds, Series A:
5.00%, 2019	420	451
5.00%, 2020	375	415
Murrieta Valley Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds, Series A:
4.00%, 2020	125	134
5.00%, 2025	2,000	2,381
5.00%, 2028	395	461
Natomas Unified School Dist., G.O. Prop. Tax Ref. Bonds (BAM Insured), 5.00%, 2021	500	572

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
North Natomas Comm. Facs. Dist. No. 4, Special Tax Ref. Bonds, Series E, 5.00%, 2021	$1,050	$1,166
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.50%, 2021	1,000	1,084
Northern California Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2019	200	215
Oakland Redev. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 2018	500	521
Oakland Unified School Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 2022	250	296
Oakland Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 2021	2,000	2,303
Oakland Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 2029	500	602
Ohlone Comm. College Dist., G.O. Ref. Bonds:
5.00%, 2023	550	647
5.00%, 2024	1,000	1,174
Orange Comm. Facs. Dist., Special Tax Ref. Bonds:
4.00%, 2020	385	417
4.00%, 2021	1,485	1,642
Orange Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds:
5.00%, 2020	770	857
5.00%, 2021	375	429
Oxnard Fncg. Auth., Sewer Rev. Ref. Bonds (AGM Insured), 5.00%, 2021	750	851
Palm Desert Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A (BAM Insured), 5.00%, 2027	600	741
Palmdale Comm. Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Sub-Series A, 5.00%, 2020	1,000	1,113
Palomar Health, G.O. Public Imps. Prop. Tax Bonds, Series A (AGC Insured), 0.00%, 2028[3]	1,000	681
Perris Union High School Dist., Special Tax Ref. Bonds, 5.00%, 2024	1,000	1,156
Pomona Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series B, 5.00%, 2020	2,000	2,229
Port of Oakland, Port, Airport & Marina Rev. Ref. Bonds, Series E, 5.00%, 2020	1,000	1,123
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds:
5.00%, 2020	595	647
4.00%, 2022	440	480
5.00%, 2026	720	864
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 5.00%, 2022	850	977
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series B (BAM Insured), 5.00%, 2022	500	576
Rancho Cordova Comm. Facs. Dist., Public Imps. Special Tax Bonds, 4.00%, 2025	1,000	1,079
Rancho Cucamonga Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured):
5.00%, 2020	775	864
5.00%, 2025	750	904
5.00%, 2026	600	716
5.00%, 2028	300	354
Rio Elementary School Dist. Comm. Facs. Dist., School Imps. Special Tax Ref. Bonds (BAM Insured):
5.00%, 2030	700	822
5.00%, 2032	240	278
Rio Elementary School Dist. Comm. Facs. Dist., Special Tax Ref. Bonds, 5.00%, 2022	400	451
Riverside Cnty. Public Fncg. Auth., Tax Increment Allocation Misc. Purposes Rev. Bonds, Series A (AGM Insured), 5.00%, 2023	1,075	1,286
Riverside Cnty. Public Fncg. Auth., Tax Increment Allocation Ref. Bonds (BAM Insured), 5.00%, 2023	500	599
Riverside Cnty. Redev. Successor Agcy., Tax Allocation Rev. Ref. Bonds:
5.00%, 2020	405	452
5.00%, 2021	1,040	1,190
Riverside Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, Series A, 5.00%, 2021	1,000	1,146
Riverside Unified School Dist. Fncg. Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2021	1,280	1,468

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
Riverside Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured):
5.00%, 2025	$350	$418
5.00%, 2026	400	477
Roseville Fin. Auth., Special Tax Ref. Bonds, Series A:
4.00%, 2020	550	590
4.00%, 2021	700	763
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, 2017	475	476
Sacramento Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, Series A (BAM Insured), 5.00%, 2028	250	298
Sacramento Regional Transit Dist., Transit Rev. Ref. Bonds, 5.00%, 2023	385	427
Sacramento Regional Transit Dist., Transit Rev. Ref. Bonds (Pre-refunded with U.S. Treasury Securities to 09/01/20 @ 100), 5.00%, 2023	230	257
San Bernardino City Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series A (AGM Insured), 5.00%, 2020	725	807
San Diego Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 2018	1,000	1,041
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 2023	225	272
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Sub-Series A:
5.00%, 2018	850	882
5.00%, 2020	700	780
San Diego County Regional Trans. Commission, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 2021	500	572
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 2018	700	723
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series B, 5.00%, 2022	100	107
San Diego Public Facs. Fncg. Auth., Water Rev. Ref. Bonds, Series A, 4.00%, 2020	100	103
San Francisco Bay Area Rapid Transit Dist., Sales Tax Rev. Ref. Bonds, 5.00%, 2022	800	890
San Francisco City & County Airports Commission, Port, Airport & Marina Imps. Rev. Bonds, Series E, 5.25%, 2024	100	107
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2019	400	428
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C2, 5.00%, 2021	300	321
San Francisco City & County Redev. Agcy., Tax Allocation Rev. Series C:
4.75%, 2017	265	265
5.00%, 2018	275	286
5.25%, 2019	290	315
San Francisco City & County Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series C, 5.00%, 2022	305	358
San Francisco City & County Redev. Successor Agcy., Public Imps. Special Tax Bonds, 3.25%, 2021	500	532
San Francisco City & County Redev. Successor Agcy., Special Tax Ref. Bonds, 5.00%, 2020	800	882
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 2019	1,150	1,238
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, 2022	500	552
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series D (AMBAC Insured), 5.00%, 2018	800	802
San Marcos Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, Series A, 5.00%, 2029	1,000	1,190
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds:
5.00%, 2020	500	557
4.00%, 2022	650	736
5.00%, 2022	500	590
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A, 5.25%, 2023	200	221
Santa Ana Comm. Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 6.00%, 2020	750	860

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
Santa Clara County Fncg. Auth., Lease Rev. Ref. Bonds, 5.00%, 2022	$285	$300
Santa Cruz County Redev. Agcy., Special Assessment Ref. Bonds, Series A (AGM Insured), 5.00%, 2026	1,475	1,783
Santa Margarita Water Dist., Special Tax Ref. Bonds:
5.00%, 2022	310	351
5.00%, 2024	530	611
5.00%, 2025	375	427
Santa Monica-Malibu Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series C, 4.00%, 2019	3,360	3,561
Santaluz Comm. Facs. Dist. No 2, Special Tax Ref. Bonds, Series A, 5.00%, 2020	995	1,100
Saugus/Hart School Facs. Fncg. Auth., Special Tax Ref. Bonds:
5.00%, 2025	1,110	1,296
5.00%, 2027	460	530
4.00%, 2028	590	614
Seal Beach Comm. Facs. Dist. No 2005-1, Special Tax Ref. Bonds:
3.00%, 2023	150	152
3.00%, 2024	145	146
3.00%, 2025	365	361
3.00%, 2026	150	146
Signal Hill Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured):
5.00%, 2021	250	286
5.00%, 2023	500	594
Sonoma-Marin Area Rail Transit Dist., Rev. Bonds, Series A, 5.00%, 2021	1,000	1,137
South Orange County Public Fncg. Auth., Special Tax Ref. Bonds, Series A (AMBAC Insured), 5.00%, 2020	1,000	1,003
South Placer Wastewater Auth., Sewer Rev. Ref. Bonds, 1.15%, 2017[1]	1,725	1,725
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 2018	200	208
5.00%, 2020	1,550	1,727
5.00%, 2023	800	889
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00%, 2021	500	541
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 2018	350	363
5.00%, 2021	750	862
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 2019	1,000	1,077
5.00%, 2020	245	273
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, 5.00%, 2023	10	11
Southern California Public Power Auth., Misc. Rev. Ref. Bonds (Pre-refunded with U.S. Treasury Obligations to 01/01/19 @ 100), 5.00%, 2023	90	95
State of California Dept. of Veterans Affairs, Loc. or GTD Housing Rev. Ref. Bonds, Series B, 3.50%, 2045	1,885	2,008
State of California Dept. of Water Res., Rev. Ref. Bonds, Series AU (Mandatory Put 09/01/17 @ 100), 1.44%, 2035[1]	1,475	1,475
State of California, G.O. Correctional Facs. Imps. Prop. Tax Bonds, 5.25%, 2020	100	109
State of California, G.O. General Fund Ref. Bonds:
5.00%, 2019	2,000	2,123
5.00%, 2019	600	641
5.00%, 2020	700	770
5.25%, 2020	650	710
State of California, G.O. Misc. Rev. Ref. Bonds, 1.35%, 2019	1,125	1,132

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
State of California, G.O. Misc. Rev. Ref. Bonds, Series A (Mandatory Put 05/01/18 @ 100), 1.27%, 2033[1]	$5,400	$5,405
State of California, G.O. Prop. Tax Ref. Bonds, 5.00%, 2023	1,000	1,195
State of California, G.O. Public Imps. General Fund Bonds, 5.50%, 2018	100	103
State of California, G.O. Public Imps. Misc. Tax Bonds (NATL-RE Insured), 6.00%, 2020	5	5
State of California, G.O. Public Imps. Prop. Tax Bonds, Series CN, 3.50%, 2045	970	1,027
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A (Pre-refunded with U.S. Treasury Obligations 07/01/19 @ 100), 5.25%, 2021	1,060	1,148
Stockton Public Fncg. Auth., Sewer Rev. Ref. Bonds (BAM Insured), 5.00%, 2021	750	857
Successor Agcy. to the Richmond County Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series A (BAM Insured), 5.00%, 2025	200	239
Suisun City Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B (BAM Insured), 5.00%, 2022	400	471
Temecula Valley Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2027	1,720	2,027
Tracy Comm. Dev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (AGM Insured):
5.00%, 2029	555	654
5.00%, 2030	545	638
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 2022	1,500	1,586
5.25%, 2024	100	106
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 2018	500	509
5.00%, 2020	610	668
5.00%, 2022	1,705	1,926
Tustin Comm. Facs. Dist., Special Tax Ref. Bonds, 5.00%, 2024	500	601
Tustin Unified School Dist., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2022	830	968
Union City Comm. Redev. Agcy.,Tax Increment Allocation Rev. Ref. Bonds, Series A, 5.00%, 2023	375	452
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E, 5.00%, 2020	500	556
Val Verde Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series A (AGM Insured):
4.00%, 2021	250	277
4.00%, 2023	600	685
Victor Valley Union High School Dist., G.O. Prop. Tax Ref. Bonds, Series B (AGM Insured):
4.00%, 2024	575	662
4.00%, 2026	270	312
Vista Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B1 (AGM Insured):
5.00%, 2022	340	398
4.00%, 2025	400	457
Washington Township Health Care Dist., Health Care Facs. Imps. Rev. Bonds, Series A, 4.00%, 2021	490	530
Western Placer Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series B, 5.00%, 2021	490	559
Western Riverside County Regional Wastewater Auth., Water Rev. Ref. Bonds, Series A:
5.00%, 2030	600	700
5.00%, 2032	1,195	1,380
__________
		318,570
__________
District of Columbia - 0.0%
Metropolitan Washington Airports Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 2017	100	101
__________
		101
__________

	Principal amount (000)	Value (000)
Bonds & notes - continued
Guam - 0.7%
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series A:
5.00%, 2021	$350	$387
5.00%, 2022	710	799
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 2023	1,100	1,218
__________
		2,404
__________
Iowa - 0.0%
State of Iowa, General Fund Public Imps. Rev. Bonds, Series A, 5.00%, 2027	100	107
__________
		107
__________
Michigan - 0.0%
Michigan State Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.25%, 2024	100	110
__________
		110
__________
Missouri - 0.1%
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds (GNMA/FNMA Insured), 3.75%, 2038	285	305
__________
		305
__________
Oregon - 0.3%
Oregon State Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 09/15/18 @ 100), 1.82%, 2022[1]	1,000	1,005
__________
		1,005
__________
Puerto Rico - 0.6%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds:
5.00%, 2017	500	502
5.00%, 2019	500	527
5.00%, 2021	1,000	1,090
__________
		2,119
__________
Total bonds & notes (cost: $316,917,000)		324,721
__________
Short-term securities - 11.3%
California EDL Facs. Auth., Rev., 0.92%, October 11, 2017	3,000	3,000
California Infrastructure & Econ. Dev. Bank, College & Univ. Rev. Ref. Bonds, Series B, VRDN, 0.43%, September 01, 2037[1]	800	800
California Muni. Fin. Auth., Ind. Imps. Rev. Bonds, 0.64%, November 01, 2035[1]	3,000	3,000
California Muni. Fin. Auth., Res. Recovery Rev. Ref. Bonds, 0.64%, June 01, 2025[1]	1,600	1,600
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, Series C, 0.65%, November 01, 2026[1]	16,500	16,500
California State Dept. of Water Ress., Water Rev. Ref. Bonds, 0.90%, September 07, 2017[1]	1,000	1,000
California Statewide Comms. Dev. Auth.:
0.93%, November 16, 2017	1,000	1,000
0.88%, September 13, 2017 [1]	2,000	2,000
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C-2, 0.80%, April 01, 2046[1]	1,000	1,000

	Principal amount (000)	Value (000)
Short-term securities - continued
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series A-1, 0.64%, July 01, 2035[1]	$250	$250
Los Angeles, California, Dept. of Water & Power Rev. Bonds, 0.90%, September 06, 2017[1]	3,000	3,000
Manteca Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, 0.66%, October 01, 2042[1]	1,600	1,600
State of California, G.O. General Fund Ref. Bonds, Series B (Mandatory Put 12/01/21 @ 100), 1.619%, December 01, 2031[1]	2,175	2,207
State of California, G.O. General Fund School Imps. Bonds, 0.40%, May 01, 2034[1]	4,200	4,200
__________
Total short-term securities (cost: $41,151,000)		41,157
__________
Total investment securities (cost: $358,068,000)		365,878
Other assets less liabilities		(773)
__________
Net assets		$365,105
__________
__________

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the aggregate market value of these securities amounted to $1,186,000, representing 0.32% of net assets.
[3]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations

Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Approp.	= Appropriation
Auth.	= Authority
BAM	= Build America Mutual Assurance Company
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
CIFG	= CDC IXIS Financial Guaranty
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Educ.	= Educational
Fac.	= Facility
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
Fin.	= Finance
Fncg.	= Financing
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
GTD	= Guaranteed
Imps.	= Improvements
Ind.	= Industrial
Intl.	= International
Loc.	= Local
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Prop.	= Property
Rec.	= Recreational
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
Trans.	= Transportation
Univ.	= University
Util.	= Utility

Capital Group California Short-Term Municipal Fund Schedule of investments July 31, 2017 (unaudited)	Principal amount (000)	Value (000)
Bonds & notes - 94.5%
California - 92.7%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A (CA Mtg. Ins.), 5.00%, 2018	$250	$257
Abag Fin. Auth. for Nonprofit Corps., Special Tax Ref. Bonds, 4.00%, 2019	525	556
Anaheim Public Fncg. Auth., Rec. Fac. Imps. Lease Rev. Bonds (AGM Insured), 0.00%, 2022[1]	1,000	907
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100):[2]
1.72%, 2045	500	504
1.72%, 2047	250	252
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 10/01/19 @ 100), 1.52%, 2047[2]	800	804
Bay Area Toll Auth., Highway Tolls Rev. Bonds, Series B (Mandatory Put 04/02/18 @ 100), 1.50%, 2047[2]	600	601
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 04/01/19 @ 100), 1.875%, 2047[2]	500	506
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series G (Mandatory Put 04/01/20 @ 100), 1.42%, 2034[2]	250	251
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series H (Mandatory Put 04/01/21 @ 100), 1.52%, 2034[2]	250	251
Brea Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, 5.00%, 2019	700	754
Burbank Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (BAM Insured):
4.00%, 2018	500	521
5.00%, 2020	750	843
5.00%, 2022	500	592
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, 4.00%, 2018	400	414
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 2022	200	237
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds:
4.00%, 2022	330	367
5.00%, 2022	300	355
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
4.00%, 2018	425	431
5.00%, 2019	500	529
5.00%, 2019	200	218
5.00%, 2020	150	166
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 10/18/22 @ 100), 1.70%, 2033[2]	510	513
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
4.00%, 2018	200	204
5.00%, 2018	500	524
4.00%, 2019	500	523
5.00%, 2019	525	570
5.00%, 2019	300	327
4.00%, 2020	625	667
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series B (Mandatory Put 10/17/17 @ 100), 5.00%, 2043[2]	500	504
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series D (Mandatory Put 10/15/20 @ 100), 5.00%, 2043[2]	500	557
California Infrastructure & Econ. Dev. Bank, Energy Res. Auth. Rev. Ref. Bonds, Series E (Mandatory Put 06/01/22 @ 100), 1.75%, 2026[2]	500	503
California Infrastructure & Econ. Dev. Bank, Health Care Facs. Rev. Ref. Bonds:
5.00%, 2021	235	268
5.00%, 2022	265	311
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 04/01/18 @ 100), 1.10%, 2047[2]	900	901
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 04/01/20 @ 100), 1.279%, 2038[2]	1,500	1,506

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AM, 5.00%, 2018	$160	$169
California State Public Works Board, Capital Project Lease Rev. Ref. Bonds, 5.00%, 2021	1,000	1,159
California State Public Works Board, Correctional Fac. Imps. Lease Rev. Bonds, Series A:
5.00%, 2018	250	261
5.00%, 2020	700	778
California State Public Works Board, Correctional Fac. Imps. Lease Rev. Bonds, Series C, 5.00%, 2021	720	832
California State Public Works Board, Lease Rev. Ref. Bonds, 4.00%, 2018	425	436
California State Public Works Board, Public Imps. Lease Rev. Bonds, Series A, 4.00%, 2019	400	419
California State Public Works Board, Public Imps. Lease Rev. Bonds, Series I, 4.00%, 2019	500	534
California State Univ., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 2018	400	421
California State Univ., College & Univ. Rev. Ref. Bonds, Series B-3 (Mandatory Put 11/01/23 @ 100), 4.00%, 2051[2]	1,550	1,762
California Statewide Comms. Dev. Auth., Health Care Facs. Nursing Homes Rev. Bonds (CA Mtg. Ins.):
2.50%, 2020	1,100	1,106
3.50%, 2021	250	261
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 2019	160	170
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 2020	1,225	1,344
California Statewide Comms. Dev. Auth., Ind. Rev. Ref. Bonds (Mandatory Put 12/01/23 @ 100), 2.625%, 2033[2]	1,100	1,139
California Statewide Comms. Dev. Auth., Misc. Rev. Ref. Bonds (AGM Insured), 5.00%, 2019	280	304
Carson Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A, 5.00%, 2018	700	732
Chabot-Las Positas Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 2022	745	882
Chino Public Fncg. Auth., Special Tax Ref. Bonds, Series A (AGM Insured), 4.00%, 2021	500	546
Chino Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured), 5.00%, 2018	125	131
Chino Valley Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 2021	750	864
City of Alhambra, Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 5.00%, 2023	450	528
City of Chula Vista, Energy Res. Auth. Rev. Ref. Bonds, Series A, 1.65%, 2018	1,100	1,101
City of Irvine, Special Assessment Ref. Bonds:
4.00%, 2018	500	516
4.00%, 2019	300	317
5.00%, 2021	500	567
City of Long Beach, Port, Airport & Marina Imps. Rev. Ref. Bonds, Series B, 4.00%, 2018	225	231
City of Long Beach, Port, Airport & Marina Rev. Ref. Bonds, Series C, 3.00%, 2018	1,425	1,463
City of Los Angeles, Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 2021	400	430
City of Los Angeles, Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 2021	400	458
City of Redding Electric System Rev., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2021	800	910
City of Santa Clara, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2018	500	519
Concord Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, 5.00%, 2018	600	614
County of El Dorado, Special Tax Ref. Bonds:
4.00%, 2018	450	465
5.00%, 2020	545	606
County of Los Angeles, G.O. Cash Flow Mgmt. Misc. Rev. Notes, 5.00%, 2018	1,000	1,038
Desert Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 4.00%, 2018	700	722
Elk Grove Fin. Auth., Special Tax Ref. Bonds, 5.00%, 2021	900	1,028

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
Emeryville Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A:
5.00%, 2018	$500	$521
5.00%, 2019	950	1,024
Fillmore Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds:
4.00%, 2019	400	421
5.00%, 2020	500	552
Glendale Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (AGM Insured):
4.00%, 2019	600	639
5.00%, 2020	500	560
Glendale Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured), 4.00%, 2023	500	566
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A:
5.00%, 2018	500	517
5.00%, 2019	500	536
Golden State Tobacco Securitization Corp., Tobacco Settlement Fncg. Rev. Ref. Bonds, Series A (St. Approp Insured), 5.00%, 2020	700	775
Golden West Schools Fncg. Auth., Misc. Rev. Ref. Bonds, Series A (NATL-RE Insured), 0.00%, 2020[1]	1,100	1,056
Hawthorne Comm. Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2021	300	344
Hemet Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2018	1,000	1,041
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 2018	425	447
Kern County Water Agcy. Imp. Dist. No. 4, Water Rev. Ref. Bonds, Series A (AGM Insured):
4.00%, 2020	700	756
5.00%, 2021	740	844
Kern High School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 4.00%, 2021	1,500	1,670
Kings Canyon Unified School Dist., G.O. Prop. Tax Ref. Bonds (AGM Insured), 5.00%, 2022	470	552
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation Ref. Bonds, 4.00%, 2018	500	517
Lammersville Joint Unified School Dist., Special Tax Ref. Bonds, 4.00%, 2021	525	570
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds, 5.00%, 2018	700	736
Long Beach Comm., College Dist., G.O. Univ. & College Imps. Prop. Tax Bonds, Series B, 4.00%, 2019	300	318
Los Angeles County Redev. Auth., Tax Increment Allocation Ref. Bonds, Series S, 5.00%, 2019	1,000	1,079
Los Angeles County Redev. Auth., Tax Increment Allocation Rev. Ref. Bonds:
5.00%, 2018	1,100	1,159
5.00%, 2018	175	181
5.00%, 2019	700	763
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 2020	1,500	1,673
Los Angeles Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 2019	1,100	1,186
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 2018	500	519
Menifee Union School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series A:
4.00%, 2022	250	277
5.00%, 2022	250	291
Merced Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A (AGM Insured), 4.00%, 2019	600	637
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 03/27/18 @ 100), 1.20%, 2027[2]	500	500
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Sub-Series B, 5.00%, 2021	1,000	1,148
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2022	250	296
Montebello Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 4.00%, 2019	250	265
Oakland Redev. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 2018	500	521
Oakland Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 2020	1,500	1,676

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
Orange Comm. Facs. Dist., Special Tax Ref. Bonds:
3.00%, 2017	$360	$361
4.00%, 2018	300	310
Orange Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds:
5.00%, 2018	375	391
5.00%, 2019	200	216
5.00%, 2021	200	229
Oxnard Fncg. Auth., Sewer Rev. Ref. Bonds (AGM Insured), 5.00%, 2021	350	397
Palomar Health, G.O. Prop. Tax Ref. Bonds, Series A, 4.00%, 2020	1,235	1,331
Port of Oakland, Port, Airport & Marina Rev. Ref. Bonds, Series E, 5.00%, 2020	1,000	1,123
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds, Series A, 4.00%, 2022	800	888
Rancho Cucamonga Redev. Agcy. Successor Agcy., Tax Allocation Ref. Bonds, 5.00%, 2019	370	400
Rancho Santa Fe Comm. Services Dist., Special Tax Ref. Bonds, Series A:
3.00%, 2019	505	524
4.00%, 2020	490	530
Regents of the Univ. of California Medical Center Pooled Rev., Health Care Facs. Rev. Ref. Bonds, Series L, 5.00%, 2022	650	763
Riverside County Redev. Successor Agcy., Tax Allocation Ref. Bonds, 5.00%, 2019	375	406
Riverside County Redev. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B (AGM Insured), 4.00%, 2018	500	517
Riverside Redev. Successor Agcy., Tax Allocation Ref. Bonds, Series A, 5.00%, 2019	850	918
Riverside Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2021	285	323
Roseville Fin. Auth., Special Tax Ref. Bonds:
4.00%, 2021	450	497
4.00%, 2022	620	696
San Bernardino County Trans. Auth. Rev. Ref. Bonds, Series A, 4.00%, 2018	500	509
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Sub-Series A, 5.00%, 2018	100	104
San Diego Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A:
5.00%, 2020	850	950
5.00%, 2021	365	420
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, 2018	500	515
San Francisco City & County Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series C:
5.00%, 2020	500	557
5.00%, 2022	250	294
San Francisco Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 2020	1,000	1,113
San Jose Unified School Dist., G.O. Prop. Tax Ref. Bonds:
4.00%, 2018	300	310
4.00%, 2019	475	504
San Leandro Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 2020	700	781
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, 4.00%, 2020	775	841
San Ramon Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Sub-Series A (BAM Insured), 5.00%, 2021	340	383
Sonoma-Marin Area Rail Transit Dist. Rev. Bonds, Series A, 5.00%, 2018	750	768
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, 5.00%, 2018	200	208
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 2018	350	363
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 2019	600	646
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, 2018	300	311
Southwestern Comm. College Dist., G.O. Prop. Tax Ref. Bonds, Series A, 3.00%, 2021	200	214
Southwestern Comm. College Dist., G.O. Prop. Tax Ref. Bonds, Series B, 4.00%, 2022	310	351

	Principal amount (000)	Value (000)
Bonds & notes - continued
California - continued
State of California Dept. of Veterans Affairs, Loc. or GTD Housing Rev. Ref. Bonds, Series B, 3.50%, 2045	$345	$367
State of California Dept. of Water Res., Rev. Ref. Bonds, Series AU (Mandatory Put 09/01/17 @ 100), 1.44%, 2035[2]	1,350	1,350
State of California, G.O. General Fund Public Imps. Bonds, Series E (Mandatory Put 12/03/18 @ 100), 1.687%, 2029[2]	500	502
State of California, G.O. General Fund Ref. Bonds, 5.00%, 2021	500	576
State of California, G.O. General Fund Ref. Notes, 5.00%, 2019	900	984
State of California, G.O. Misc. Rev. Ref. Bonds, 1.35%, 2019	775	780
State of California, G.O. Misc. Rev. Ref. Bonds, Series A (Mandatory Put 05/01/18 @ 100), 1.27%, 2033[2]	1,500	1,501
State of California, G.O. Prop. Tax Ref. Bonds, 5.00%, 2021	2,000	2,326
State of California, G.O. Public Imps. Prop. Tax Bonds, Series CN, 3.50%, 2045	870	921
Stockton Public Fncg. Auth., Sewer Rev. Ref. Bonds (BAM Insured), 5.00%, 2020	500	556
Successor Agcy. to the Richmond County Redev. Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured), 5.00%, 2019	525	566
Suisun City Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series B (BAM Insured):
5.00%, 2019	675	732
5.00%, 2021	500	575
Sweetwater Union High School Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 2021	380	437
Temecula Valley Unified School Dist. Fncg. Auth., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2021	515	583
Tracy Comm. Dev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds (AGM Insured), 5.00%, 2022	450	532
Tustin Unified School Dist., Special Tax Ref. Bonds (BAM Insured), 5.00%, 2020	275	305
Union City Comm. Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series A, 5.00%, 2021	235	271
Victor Valley Union High School Dist., G.O. Prop. Tax Ref. Bonds, Series B (AGM Insured), 3.00%, 2021	200	214
Vista Redev. Agcy. Successor Agcy., Tax Increment Allocation Rev. Ref. Bonds, Series B1 (AGM Insured):
5.00%, 2020	275	306
5.00%, 2021	265	303
West Sacramento Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, 4.00%, 2019	755	798
Westminster Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds:
4.00%, 2020	180	196
4.00%, 2022	120	135
Westminster Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (BAM Insured), 5.00%, 2028	300	361
__________
		108,229
__________
Guam - 0.3%
Guam Government Waterworks Auth., Water Util. Imps. Rev. Bonds, 5.00%, 2024	300	343
__________
		343
__________
Illinois - 0.4%
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 2017	500	507
__________
		507
__________

	Principal amount (000)	Value (000)
Bonds & notes - continued
Louisiana - 0.0%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.60%, 2028	$45	$46
__________
		46
__________
Massachusetts - 0.2%
Commonwealth of Massachusetts, G.O. Misc. Tax Public Imps. Rev. Bonds, Series D, 1.25%, 2018[2]	175	175
__________
		175
__________
Puerto Rico - 0.9%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 2018	800	826
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds, 5.00%, 2017	250	251
__________
		1,077
__________
Total bonds & notes (cost: $109,579,000)		110,377
__________
Short-term securities - 5.1%
California Muni. Fin. Auth., Ind. Imps. Rev. Bonds, 0.64%, November 01, 2035[2]	2,000	2,000
California Muni. Fin. Auth., Res. Recovery Rev. Ref. Bonds, 0.64%, June 01, 2025[2]	600	600
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, Series C, 0.65%, November 01, 2026[2]	2,850	2,850
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series A-1, 0.64%, July 01, 2035[2]	450	450
__________
Total short-term securities (cost: $5,900,000)		5,900
__________
Total investment securities (cost: $115,479,000)		116,277
Other assets less liabilities		486
__________
Net assets		$116,763
__________
__________

[1]	Zero coupon bond; interest rate represents current yield to maturity.
[2]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
Approp.	= Appropriation
Auth.	= Authority
BAM	= Build America Mutual Assurance Company
CA Mtg. Ins.	= California Mortgage Insurance
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Educ.	= Educational
Fac.	= Facility
Facs.	= Facilities
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
GTD	= Guaranteed
Imp.	= Improvement
Imps.	= Improvements
Ind.	= Industrial
Loc.	= Local
Misc.	= Miscellaneous
NATL-RE	= National Reinsurance
Prop.	= Property
Rec.	= Recreational
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
Trans.	= Transportation
Univ.	= University
Util.	= Utility

Capital Group Core Bond Fund Schedule of investments July 31, 2017 (unaudited)	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - 90.0%
U.S. government & government agency bonds & notes - 51.6%
Fannie Mae:
1.75%, 2019	$1,710	$1,722
2.125%, 2026	400	392
Federal Home Loan Banks, 1.875%, 2020	3,015	3,045
U.S. Treasury Bonds, 7.625%, 2025	750	1,040
U.S. Treasury Inflation Indexed Bonds:
0.125%, 2021	6,428	6,441
0.25%, 2025	3,456	3,417
2.00%, 2026	616	695
0.75%, 2045	208	195
U.S. Treasury Inflation Indexed Notes:
0.125%, 2020	1,693	1,700
0.375%, 2023	526	532
0.375%, 2025	3,380	3,378
U.S. Treasury Notes:
0.75%, 2018	2,375	2,368
0.875%, 2018	2,960	2,952
0.875%, 2018	1,715	1,707
1.25%, 2018	3,540	3,538
1.25%, 2018	500	500
1.50%, 2018	1,000	1,003
3.75%, 2018	3,800	3,918
3.875%, 2018	1,000	1,021
0.75%, 2019	1,390	1,378
0.875%, 2019	4,720	4,680
1.00%, 2019	500	496
1.125%, 2019	1,860	1,855
1.25%, 2019	1,900	1,898
1.25%, 2019	500	499
1.50%, 2019	2,750	2,759
1.50%, 2019	1,000	1,003
1.625%, 2019	1,000	1,005
1.625%, 2019	500	503
1.75%, 2019	2,000	2,016
1.375%, 2020	10,000	9,991
1.375%, 2020	4,850	4,828
1.375%, 2020	1,000	997
1.50%, 2020	1,809	1,811
1.625%, 2020	3,215	3,226
1.625%, 2020	2,500	2,503
2.00%, 2020	1,000	1,014
1.125%, 2021	3,010	2,945
1.25%, 2021	2,500	2,449
1.25%, 2021	2,360	2,327
1.375%, 2021	3,420	3,381
1.375%, 2021	3,215	3,181
1.75%, 2021	9,635	9,634
1.875%, 2021	500	503
2.125%, 2021	1,000	1,015
3.125%, 2021	2,000	2,108
1.50%, 2022	1,750	1,729
1.75%, 2022	13,290	13,241
1.75%, 2022	3,890	3,879

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
U.S. government & government agency bonds & notes - continued
1.75%, 2022	$2,000	$1,995
1.875%, 2022	5,336	5,352
1.875%, 2022	3,745	3,755
2.125%, 2022	3,000	3,041
1.25%, 2023	1,000	958
1.375%, 2023	1,275	1,232
1.375%, 2023	1,000	964
1.625%, 2023	4,000	3,925
1.75%, 2023	1,000	988
2.00%, 2023	2,000	2,008
2.125%, 2023	3,415	3,436
2.25%, 2023	500	506
2.50%, 2023	1,050	1,081
2.75%, 2023	2,250	2,348
2.00%, 2024	7,750	7,701
2.00%, 2024	2,480	2,467
2.125%, 2024	11,000	11,044
2.125%, 2024	4,200	4,214
2.25%, 2024	1,820	1,842
2.75%, 2024	5,000	5,214
2.00%, 2025	2,000	1,978
2.00%, 2025	2,000	1,971
1.625%, 2026	3,000	2,859
2.25%, 2027	8,420	8,398
__________
Total U.S. government & government agency bonds & notes		207,695
__________
Mortgage-backed obligations - 7.4%
Commercial mortgage-backed securities - 1.0%
Citigroup Commercial Mortgage Trust, 3.608%, 2048	570	598
Core Industrial Trust, Series 144A, 3.04%, 2034[1]	890	916
Credit Suisse Commercial Mortgage Trust, 5.695%, 2040[2]	40	40
Fannie Mae Connecticut Avenue Securities:[2]
2.182%, 2024	31	31
2.432%, 2024	3	4
2.732%, 2025	—	—
2.932%, 2028	7	7
Freddie Mac Structured Agency Credit Risk Debt Notes:[2]
3.632%, 2024	8	8
2.332%, 2025	35	35
3.632%, 2025	50	50
LB-UBS Commercial Mortgage Trust, 6.1901%, 2045[2]	500	505
Morgan Stanley Bank of America Merrill Lynch Trust, 3.383%, 2048	675	706
Seasoned Credit Risk Transfer Trust, 2.00%, 2056	779	788
Station Place Securitization Trust, Series 144A, 2.1322%, 2049[1,2]	325	325
__________
		4,013
__________
Federal agency mortgage-backed obligations - 6.4%
Fannie Mae:
4.50%, 2019	17	18
4.50%, 2020	126	129

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Mortgage-backed obligations - continued
Federal agency mortgage-backed obligations - continued
3.50%, 2025	$2,192	$2,286
2.961%, 2027 [2]	445	449
3.00%, 2032, TBA	3,870	3,981
5.50%, 2037	9	9
5.50%, 2038	418	466
5.00%, 2041	790	867
5.00%, 2041	184	202
FHLMC Multifamily Structured Pass Through Certificates:
3.974%, 2021 [2]	544	579
2.373%, 2022	250	252
2.791%, 2022	1,320	1,363
3.413%, 2026	1,310	1,377
Freddie Mac:
3.50%, 2034	1,967	2,054
3.50%, 2045	2,444	2,537
Freddie Mac REMICS, 6.00%, 2037	26	29
Ginnie Mae:
4.50%, 2040	68	74
4.00%, 2047, TBA	7,570	7,962
5.672%, 2059 [2]	42	42
1.923%, 2062 [2]	551	558
4.985%, 2064 [2]	156	161
6.64%, 2064 [2]	530	551
__________
		25,946
__________
Total mortgage-backed obligations		29,959
__________
Corporate bonds & notes - 22.7%
Aerospace/Defense - 0.4%
Airbus Finance BV, Series 144A, 2.70%, 2023[1]	85	86
Lockheed Martin Corp.:
3.10%, 2023	95	98
3.55%, 2026	270	282
Rockwell Collins, Inc.:
2.80%, 2022	375	380
3.20%, 2024	275	281
The Boeing Co., 0.95%, 2018	350	349
__________
		1,476
__________
Agriculture - 0.6%
Altria Group, Inc.:
2.85%, 2022	250	255
2.95%, 2023	200	204
4.00%, 2024	430	460
Philip Morris International, Inc.:
1.875%, 2021	165	164
2.125%, 2023	415	404
2.75%, 2026	225	221

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Corporate bonds & notes - continued
Agriculture - continued
Reynolds American, Inc.:
4.00%, 2022	$70	$74
4.45%, 2025	430	463
5.70%, 2035	30	36
5.85%, 2045	220	269
__________
		2,550
__________
Apparel - 0.1%
NIKE, Inc., 2.375%, 2026	615	591
__________
		591
__________
Auto Manufacturers - 1.3%
American Honda Finance Corp., 2.30%, 2026	80	76
BMW US Capital LLC, Series 144A, 1.45%, 2019[1]	340	338
Daimler Finance North America LLC, Series 144A:[1]
2.171%, 2018 [2]	350	352
3.30%, 2025	250	254
Ford Motor Credit Co. LLC:
3.157%, 2020	550	563
3.219%, 2022	205	208
General Motors Co., 4.00%, 2025	145	147
General Motors Financial Co., Inc.:
3.10%, 2019	975	990
3.70%, 2020	320	332
4.30%, 2025	535	551
4.00%, 2026	175	175
Toyota Motor Credit Corp.:
1.45%, 2018	350	350
2.60%, 2022	420	429
3.20%, 2027	415	423
__________
		5,188
__________
Banks - 3.4%
Bank of America Corp.:
2.625%, 2020	735	746
3.875%, 2025	435	454
BB&T Corp.:
2.05%, 2018	500	502
2.625%, 2020	385	393
Citigroup, Inc.:
2.35%, 2021	1,005	1,001
4.45%, 2027	400	422
Cooperatieve Rabobank UA, 2.75%, 2022	400	408
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 2023	500	522
HSBC Holdings PLC, 2.65%, 2022	660	664
JPMorgan Chase & Co.:
2.55%, 2021	645	651
3.20%, 2023	125	128
3.54%, 2028 [2]	635	641

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Corporate bonds & notes - continued
Banks - continued
Morgan Stanley:
2.125%, 2018	$300	$301
2.50%, 2021	500	502
PNC Bank NA:
1.45%, 2019	690	685
2.55%, 2021	350	355
The Bank of New York Mellon Corp., 2.10%, 2019	500	503
The Goldman Sachs Group, Inc.:
1.95%, 2019	500	500
3.00%, 2022	365	370
2.905%, 2023 [2]	490	491
3.75%, 2026	435	446
3.691%, 2028 [2]	400	403
4.75%, 2045	175	194
UniCredit SpA, Series 144A, 3.75%, 2022[1]	500	513
Wells Fargo & Co.:
2.10%, 2021	500	495
2.625%, 2022	1,470	1,474
__________
		13,764
__________
Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 2021	340	346
3.30%, 2023	175	182
3.65%, 2026	560	580
Molson Coors Brewing Co.:
1.45%, 2019	80	79
2.10%, 2021	90	89
3.00%, 2026	245	239
PepsiCo, Inc.:
1.35%, 2019	335	333
1.70%, 2021	420	416
__________
		2,264
__________
Biotechnology - 0.3%
Amgen, Inc.:
1.85%, 2021	195	193
2.25%, 2023	260	255
2.60%, 2026	335	322
Celgene Corp.:
2.875%, 2020	125	128
3.875%, 2025	455	483
__________
		1,381
__________

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Corporate bonds & notes - continued
Chemicals – 0.1%
The Sherwin-Williams Co.:
2.75%, 2022	$165	$167
3.125%, 2024	70	71
3.45%, 2027	175	179
__________
		417
__________
Commercial Services - 0.1%
Catholic Health Initiatives, 1.60%, 2017	350	350
__________
		350
__________
Computers - 0.3%
Apple, Inc.:
1.80%, 2020	475	476
1.55%, 2021	575	565
2.50%, 2022	190	193
__________
		1,234
__________
Diversified financial services - 0.3%
American Express Co., 1.7617%, 2018[2]	500	502
Visa, Inc., 2.20%, 2020	815	824
__________
		1,326
__________
Electric - 2.0%
Berkshire Hathaway Energy Co., 5.75%, 2018	300	308
Dominion Energy, Inc., Series 144A, 1.875%, 2018[1]	685	685
Duke Energy Corp., 2.65%, 2026	660	640
Eversource Energy, 2.75%, 2022	750	759
Exelon Corp., 3.40%, 2026	65	66
Pacific Gas & Electric Co., 2.45%, 2022	300	301
PacifiCorp, 5.65%, 2018	795	825
Progress Energy, Inc., 7.05%, 2019	955	1,031
Public Service Electric & Gas Co.:
1.90%, 2021	270	268
2.25%, 2026	520	492
Tampa Electric Co., 2.60%, 2022	350	351
Virginia Electric and Power Co.:
1.20%, 2018	620	619
3.10%, 2025	1,040	1,049
3.50%, 2027	555	575
Xcel Energy, Inc., 3.30%, 2025	190	193
__________
		8,162
__________
Electronics - 0.2%
Honeywell International, Inc.:
1.40%, 2019	440	438
1.85%, 2021	395	391
__________
		829
__________

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Corporate bonds & notes - continued
Environmental Control – 0.2%
Republic Services, Inc., 5.00%, 2020	$350	$376
Waste Management, Inc., 4.60%, 2021	300	324
__________
		700
__________
Food - 0.1%
The Kroger Co., 2.00%, 2019	410	411
__________
		411
__________
Gas - 0.0%
Dominion Energy Gas Holdings LLC, 2.80%, 2020	125	127
__________
		127
__________
Healthcare-products - 0.6%
Abbott Laboratories:
2.35%, 2019	430	435
2.90%, 2021	190	194
3.40%, 2023	140	144
3.75%, 2026	515	532
Becton Dickinson & Co., 3.734%, 2024	61	63
Medtronic Global Holdings SCA, 3.35%, 2027	555	573
Zimmer Biomet Holdings, Inc., 3.15%, 2022	485	494
__________
		2,435
__________
Healthcare-services - 0.6%
Aetna, Inc.:
1.50%, 2017	350	350
1.70%, 2018	220	220
2.80%, 2023	55	56
Anthem, Inc.:
2.30%, 2018	295	297
4.35%, 2020	300	319
Laboratory Corp. of America Holdings, 4.70%, 2045	135	141
UnitedHealth Group, Inc.:
1.40%, 2017	250	250
3.35%, 2022	380	398
3.75%, 2025	460	490
__________
		2,521
__________
Housewares - 0.3%
Newell Brands, Inc.:
3.15%, 2021	355	365
3.85%, 2023	340	361
4.20%, 2026	515	552
__________
		1,278
__________

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Corporate bonds & notes - continued
Insurance – 0.9%
American International Group, Inc., 2.30%, 2019	$190	$192
Berkshire Hathaway Finance Corp., 2.00%, 2018	750	755
Chubb INA Holdings, Inc.:
2.30%, 2020	285	288
2.875%, 2022	150	154
3.35%, 2026	45	47
4.35%, 2045	50	55
New York Life Global Funding, Series 144A, 1.70%, 2021[1]	750	732
Prudential Financial, Inc., 1.9618%, 2018[2]	595	599
QBE Insurance Group Ltd., Series 144A, 2.40%, 2018[1]	755	756
The Allstate Corp., 3.28%, 2026	175	179
__________
		3,757
__________
Internet - 0.1%
Alphabet, Inc., 1.998%, 2026	465	440
__________
		440
__________
Iron/Steel - 0.1%
Vale Overseas Ltd., 6.25%, 2026	225	251
__________
		251
__________
Media - 0.6%
21st Century Fox America, Inc., 3.70%, 2025	205	212
Charter Communications Operating LLC / Charter Communications Operating Capital:
4.464%, 2022	325	348
4.908%, 2025	165	178
Comcast Corp., 2.35%, 2027	435	409
NBCUniversal Media LLC, 5.15%, 2020	350	382
The Walt Disney Co., 5.50%, 2019	300	319
Time Warner, Inc., 3.80%, 2027	150	152
Viacom, Inc., 3.875%, 2024	380	388
__________
		2,388
__________
Miscellaneous manufacturing - 0.2%
3M Co., 1.625%, 2021	520	515
General Electric Co., 2.70%, 2022	300	307
__________
		822
__________
Multi-National - 0.2%
European Investment Bank, 2.25%, 2022	751	760
__________
		760
__________
Oil & gas - 1.4%
Anadarko Petroleum Corp.:
4.85%, 2021	70	75
5.55%, 2026	145	163
Cenovus Energy, Inc., Series 144A, 4.25%, 2027[1]	170	166

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Corporate bonds & notes - continued
Oil & gas - continued
ConocoPhillips Co.:
4.20%, 2021	$155	$166
4.95%, 2026	235	265
Exxon Mobil Corp., 1.3956%, 2019[2]	1,115	1,117
Husky Energy, Inc., 7.25%, 2019	250	280
Petroleos Mexicanos:
6.375%, 2021	300	329
4.625%, 2023	1,000	1,032
Petroleos Mexicanos, Series 144A:[1]
5.375%, 2022	175	187
6.50%, 2027	200	220
Phillips 66, 4.30%, 2022	290	312
Shell International Finance BV:
1.75%, 2021	435	430
1.875%, 2021	270	268
Statoil ASA, 3.25%, 2024	85	87
Total Capital International SA, 2.875%, 2022	230	236
Woodside Finance Ltd., Series 144A, 4.60%, 2021[1]	185	196
__________
		5,529
__________
Oil&Gas Services - 0.1%
Halliburton Co., 3.80%, 2025	170	176
Schlumberger Holdings Corp., Series 144A:[1]
3.00%, 2020	125	128
4.00%, 2025	165	175
__________
		479
__________
Pharmaceuticals - 2.4%
Abbvie, Inc., 2.50%, 2020	1,060	1,077
AbbVie, Inc.:
2.30%, 2021	340	341
3.20%, 2022	415	428
Abbvie, Inc.:
2.85%, 2023	85	86
3.60%, 2025	150	155
Allergan Funding SCS:
3.00%, 2020	485	497
3.45%, 2022	490	510
3.80%, 2025	740	772
AstraZeneca PLC, 3.375%, 2025	445	458
Johnson & Johnson:
2.25%, 2022	455	461
2.45%, 2026	320	315
2.95%, 2027	455	464
Merck & Co., Inc., 1.10%, 2018	250	250
Novartis Securities Investment Ltd., 5.125%, 2019	300	316
Pfizer, Inc., 1.5456%, 2018[2]	500	501

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Corporate bonds & notes - continued
Pharmaceuticals - continued
Shire Acquisitions Investments Ireland DAC:
1.90%, 2019	$350	$350
2.40%, 2021	195	194
2.875%, 2023	120	120
3.20%, 2026	615	607
Teva Pharmaceutical Finance Netherlands III BV:
1.40%, 2018	165	164
1.70%, 2019	165	164
2.20%, 2021	600	592
2.80%, 2023	190	187
3.15%, 2026	450	431
4.10%, 2046	30	27
__________
		9,467
__________
Pipelines - 1.1%
Boardwalk Pipelines LP, 4.95%, 2024	460	491
Enbridge Energy Partners LP, 5.875%, 2025	230	265
Enbridge, Inc., 4.00%, 2023	525	555
Energy Transfer LP, 4.20%, 2027	185	186
EnLink Midstream Partners LP, 4.40%, 2024	230	237
Kinder Morgan Energy Partners LP, 4.25%, 2024	430	446
Kinder Morgan, Inc., 4.30%, 2025	1,010	1,058
Phillips 66 Partners LP, 3.55%, 2026	105	104
Spectra Energy Partners LP, 2.95%, 2018	505	511
TC PipeLines LP, 4.375%, 2025	430	450
__________
		4,303
__________
Real Estate - 0.5%
American Campus Communities Operating Partnership LP:
3.75%, 2023	300	310
4.125%, 2024	415	436
Scentre Group Trust 1 / Scentre Group Trust 2, Series 144A:[1]
2.375%, 2019	100	100
3.50%, 2025	250	252
WEA Finance LLC / Westfield UK & Europe Finance PLC, Series 144A:[1]
2.70%, 2019	475	480
3.25%, 2020	355	363
__________
		1,941
__________
REITS - 0.7%
Alexandria Real Estate Equities, Inc., 3.95%, 2028	60	61
Corporate Office Properties LP, 5.25%, 2024	235	253
DCT Industrial Operating Partnership LP, 4.50%, 2023	500	530
DDR Corp., 4.25%, 2026	430	425
ERP Operating LP, 4.625%, 2021	215	233
Essex Portfolio LP, 3.50%, 2025	490	495
Kimco Realty Corp.:
3.40%, 2022	90	93
2.80%, 2026	475	445

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Corporate bonds & notes - continued
REITS - continued
Simon Property Group LP, 2.50%, 2021	$460	$464
__________
		2,999
__________
Retail - 0.9%
Costco Wholesale Corp.:
2.15%, 2021	380	382
2.30%, 2022	285	286
2.75%, 2024	285	287
McDonald's Corp.:
3.70%, 2026	135	142
3.50%, 2027	275	282
Starbucks Corp.:
2.00%, 2018	200	201
2.10%, 2021	235	237
The Home Depot, Inc.:
1.80%, 2020	480	483
4.40%, 2021	350	378
2.125%, 2026	825	776
__________
		3,454
__________
Semiconductors - 0.7%
Analog Devices, Inc.:
2.50%, 2021	185	186
3.50%, 2026	170	174
Broadcom Corp. / Broadcom Cayman Finance Ltd., Series 144A:[1]
2.375%, 2020	270	272
3.00%, 2022	730	741
3.625%, 2024	270	277
3.875%, 2027	1,125	1,157
__________
		2,807
__________
Software - 0.3%
Microsoft Corp., 2.875%, 2024	445	456
Oracle Corp.:
1.20%, 2017	250	250
2.375%, 2019	500	506
__________
		1,212
__________
Telecommunications - 1.0%
AT&T, Inc.:
2.85%, 2023	665	667
3.40%, 2024	585	586
3.90%, 2027	405	405
Cisco Systems, Inc., 2.20%, 2023	520	513
Deutsche Telekom International Finance BV, Series 144A, 2.82%, 2022[1]	880	891

Principal amount (000) Value (000) Bonds, notes & other debt investments - continued Corporate bonds & notes - continued Telecommunications - continued
Verizon Communications, Inc.:
1.75%, 2021	$45	$44
3.125%, 2022	275	281
4.125%, 2027	188	193
4.272%, 2036	250	240
__________
		3,820
__________
Transportation - 0.0%
Canadian National Railway Co., 5.55%, 2018	50	52
__________
		52
__________
Total corporate bonds & notes		91,485
__________
Municipals - 1.5%
City of Detroit, G.O. Public Imps. Prop. Tax Ref. Bonds (Assured GTY Insured), 5.00%, 2022	8	8
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, 2.814%, 2024	500	505
Hurricane Catastrophe Fund Fin. Corp., Misc. Rev. Bonds, Series A, 2.995%, 2020	2,060	2,098
Industry Public Facs. Auth., Tax Increment Allocation Rev. Ref. Bonds (AGM Insured):
2.203%, 2018	500	501
3.139%, 2020	805	821
Michigan Fin. Auth., Public Imps. Misc. Rev. Bonds, Series G (Assured GTY Insured), 5.00%, 2022	42	43
New Jersey Econ. Dev. Auth., Appropriations Rev. Ref. Bonds, Series YY, 4.447%, 2020	650	668
New Jersey Trans. Trust Fund Auth., Appropriations Rev. Ref. Bonds, Series B, 1.758%, 2018	350	347
State of California, G.O. Public Imps. Misc. Rev. Bonds (Mandatory Put 04/01/20 @ 100), 2.193%, 2047[2]	320	322
State of California, G.O. Transit Imps. Misc. Rev. Bonds, 2.367%, 2022	250	252
State of Illinois, G.O. Pension Fndg. Prop. Tax Bonds, 5.10%, 2033	500	502
__________
Total municipals		6,067
__________
Government & government agency bonds & notes outside the U.S. - 0.5%
Sovereign - 0.5%
Mexico Government International Bond, 4.15%, 2027	460	481
Province of Manitoba Canada, 3.05%, 2024	200	207
Province of Ontario Canada, 3.20%, 2024	500	523
Ukraine Government AID Bonds, 1.844%, 2019	875	885
__________
		2,096
__________
Total government & government agency bonds & notes outside the U.S.		2,096
__________
Asset-backed obligations - 5.8%
AmeriCredit Automobile Receivables Trust, 1.15%, 2019	14	14
Avis Budget Rental Car Funding AESOP LLC, Series 144A:[1]
1.92%, 2019	1,000	1,000
2.97%, 2020	1,340	1,356
2.50%, 2021	770	773
California Republic Auto Receivables Trust:
1.82%, 2020	775	776
2.51%, 2021	270	271

	Principal amount (000)	Value (000)
Bonds, notes & other debt investments - continued
Asset-backed obligations - continued
Capital One Multi-Asset Execution Trust, 1.60%, 2021	$580	$580
CarMax Auto Owner Trust, 1.16%, 2019	135	134
Chase Issuance Trust:
1.10%, 2020	690	689
1.656%, 2020 [2]	480	482
Chrysler Capital Auto Receivables Trust, Series 144A, 1.22%, 2019[1]	95	95
Citi Held For Asset Issuance, Series 144A, 4.31%, 2022[1]	824	831
Citibank Credit Card Issuance Trust, 2.3772%, 2020[2]	540	543
CLI Funding V LLC, Series 144A, 3.38%, 2029[1]	72	72
CPS Auto Receivables Trust, Series 144A:[1]
2.07%, 2019	78	78
3.34%, 2020	800	809
Discover Card Execution Note Trust, 1.5756%, 2020[2]	1,165	1,167
Drive Auto Receivables Trust, Series 144A:[1]
1.67%, 2019	44	44
1.77%, 2020	970	971
2.56%, 2020	190	190
2.76%, 2021	565	568
3.19%, 2022	430	435
DT Auto Owner Trust, Series 144A:[1]
1.75%, 2019	84	85
3.15%, 2022	425	428
Enterprise Fleet Financing LLC, Series 144A:[1]
1.05%, 2020	48	48
2.13%, 2022	835	839
Ford Credit Auto Owner Trust, Series 144A:[1]
2.26%, 2025	565	570
2.03%, 2027	525	523
Ford Credit Floorplan Master Owner Trust, 1.55%, 2021	210	209
Global SC Finance II SRL, Series 144A, 3.19%, 2029[1]	537	532
Global SC Finance IV Ltd., Series 144A, 3.85%, 2037[1]	490	499
Hertz Fleet Lease Funding LP, Series 144A:[1,2]
1.624%, 2028	41	41
1.974%, 2028	300	300
Hertz Vehicle Financing LLC, Series 144A:[1]
1.83%, 2019	1,300	1,297
2.73%, 2021	1,048	1,051
Madison Park Funding XIII Ltd., Series 144A, 2.4161%, 2025[1,2]	400	401
Nationstar HECM Loan Trust, Series 144A, 2.2394%, 2026[1,2,3]	50	50
Santander Drive Auto Receivables Trust:
1.56%, 2020	275	275
2.66%, 2021	95	96
2.74%, 2021	1,735	1,752
3.09%, 2022	400	406
TAL Advantage V LLC, Series 144A, 3.55%, 2038[1]	332	334
TAL Advantage VI LLC, Series 144A, 4.50%, 2042[1]	499	519
Towd Point Mortgage Trust, Series 144A, 2.75%, 2056[1,2]	461	466
Verizon Owner Trust, Series 144A:[1]
1.42%, 2021	165	164
2.06%, 2021	610	613
__________
Total asset-backed obligations		23,376
__________
Principal amount (000) Value (000) Bonds, notes & other debt investments - continued
Utilities - 0.5%
FirstEnergy Corp., 4.25%, 2023	$1,930	$2,060
__________
Total Utilities		2,060
__________
Total bonds, notes & other debt investments (cost: $360,149,000)		362,738
__________
Short-term securities - 12.9%
3M Co., 1.1167%, August 21, 2017[4]	7,200	7,195
Coca-Cola Co., 1.1691%, September 14, 2017[4]	10,000	9,986
Federal Home Loan Bank:[4]
1.025%, August 16, 2017	4,000	3,998
1.03%, August 23, 2017	5,000	4,997
0.991%, August 25, 2017	5,200	5,196
General Electric Co., 0.01%, August 01, 2017[4]	10,450	10,449
Paccar Financial Corp., 1.1365%, August 24, 2017[4]	10,000	9,992
__________
Total short-term securities (cost: $51,816,000)		51,813
__________
Total investment securities (cost: $411,965,000)		414,551
Other assets less liabilities		(11,524)
__________
Net assets		$403,027
__________
__________

[1]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the aggregate market value of these securities amounted to $26,544,000, representing 6.59% of net assets.
[2]	Indicates a variable rate security. The interest rate shown reflects the rate in effect at July 31, 2017.
[3]	Security was valued in good faith under procedures approved by the Board of Trustees. As of July 31, 2017, these securities represent 0.01% of net assets.
[4]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations

AGM	= Assured Guaranty Municipal Corporation
Auth.	= Authority
Co.	= Company
Corp.	= Corporation
Econ.	= Economic
Facs.	= Facilities
FHLMC	= Federal Home Loan Mortgage Corporation
Fndg.	= Funding
G.O.	= General Obligation
GTY	= Guaranty
Imps.	= Improvements
Inc.	= Incorporated
Ltd.	= Limited
Misc.	= Miscellaneous
Prop.	= Property
Ref.	= Refunding
REITS	= Real Estate Investment Trusts
Rev.	= Revenue
TBA	= To be announced

Capital Group Global Equity Fund Schedule of investments July 31, 2017 (unaudited)	Shares	Value (000)
Common Stocks - 95.6%
Information Technology - 18.5%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	300,120	$10,792
ASML Holding NV	67,090	10,172
Visa, Inc., A Shares	90,170	8,977
Keyence Corp.	18,550	8,584
Apple, Inc.	43,194	6,424
Broadcom Ltd.	24,173	5,963
VTech Holdings Ltd.	373,900	5,410
Murata Manufacturing Co. Ltd.	33,700	5,251
QUALCOMM, Inc.	77,645	4,130
Amadeus IT Group SA	66,775	4,114
Hamamatsu Photonics K.K.	122,800	3,913
SAP SE	30,133	3,199
Jack Henry & Associates, Inc.	29,466	3,162
Alphabet, Inc., Class A1	3,295	3,116
Activision Blizzard, Inc.	41,620	2,571
Microsoft Corp.	34,800	2,530
Texas Instruments, Inc.	27,265	2,219
Alphabet, Inc., Class C1	2,139	1,990
Xilinx, Inc.	25,480	1,612
Global Payments, Inc.	16,670	1,573
Accenture PLC, Class A	10,900	1,404
Jabil, Inc.	40,700	1,241
Oracle Corp.	18,400	1,237
Micro Focus International PLC	32,700	963
VeriSign, Inc.[1]	8,805	891
Gemalto NV	14,737	751
Analog Devices, Inc.	8,580	678
__________
		102,867
__________
Financials - 15.5%
AIA Group Ltd.	1,651,400	13,021
JPMorgan Chase & Co.	108,280	9,940
BNP Paribas SA	103,568	8,043
CME Group, Inc.	65,100	7,983
Moody's Corp.	39,300	5,173
HDFC Bank Ltd. (ADR)	46,830	4,532
KBC Group NV	52,865	4,380
Sampo Oyj, A Shares	68,065	3,729
The Bank of New York Mellon Corp.	63,230	3,353
Chubb Ltd.	18,870	2,764
Intercontinental Exchange, Inc.	41,235	2,751
Wells Fargo & Co.	49,355	2,662
Marsh & McLennan Cos., Inc.	32,885	2,564
Aon PLC	16,200	2,238
The Goldman Sachs Group, Inc.	8,250	1,859
The PNC Financial Services Group, Inc.	14,400	1,855
Lloyds Banking Group PLC	1,991,900	1,724
DNB ASA	72,619	1,430
Prudential PLC	58,055	1,415
Huntington Bancshares, Inc.	94,250	1,249
UBS Group AG	68,607	1,195
Svenska Handelsbanken AB, A Shares	73,732	1,098

	Shares	Value (000)
Common Stocks - continued
Financials - continued
ABN AMRO Group NV2	34,060	$964
The Toronto-Dominion Bank	10,270	529
__________
		86,451
__________
Industrials - 12.6%
Safran SA	88,004	8,317
Airbus SE	91,702	7,646
SMC Corp.	18,500	5,891
FANUC Corp.	28,300	5,791
Eaton Corp. PLC	67,315	5,267
Assa Abloy AB, Class B	182,842	3,917
Deere & Co.	28,760	3,689
Hexcel Corp.	68,830	3,522
The Boeing Co.	12,790	3,101
IDEX Corp.	22,000	2,564
TransDigm Group, Inc.	8,030	2,266
Jardine Matheson Holdings Ltd.	34,000	2,170
Waste Connections, Inc.	32,955	2,141
Nielsen Holdings PLC	49,350	2,123
General Electric Co.	61,890	1,585
Canadian National Railway Co.	19,020	1,503
Ryanair Holdings PLC (ADR)[1]	12,995	1,473
Sydney Airport	214,770	1,157
DKSH Holding AG Ltd.	14,647	1,153
Hoshizaki Corp.	11,600	1,124
Brenntag AG	15,364	872
CH Robinson Worldwide, Inc.	13,270	870
Waste Management, Inc.	10,750	808
AA PLC	232,284	750
Norfolk Southern Corp.	4,775	538
__________
		70,238
__________
Consumer Discretionary - 12.6%
Las Vegas Sands Corp.	149,480	9,210
Naspers Ltd. (ADR), N Shares	333,610	7,888
Amazon.com, Inc.[1]	5,370	5,304
Royal Caribbean Cruises Ltd.	46,230	5,227
Comcast Corp., Class A	109,300	4,421
Norwegian Cruise Line Holdings Ltd.[1]	78,735	4,336
Starbucks Corp.	67,300	3,633
LVMH Moet Hennessy Louis Vuitton SE	12,867	3,241
Newell Brands, Inc.	61,408	3,238
Charter Communications, Inc., Class A1	8,027	3,146
Dollar General Corp.	40,880	3,073
Yum! Brands, Inc.	34,600	2,612
Cie Financiere Richemont SA	25,002	2,124
Yum China Holdings, Inc.[1]	55,610	1,990
Samsonite International SA	448,800	1,882
SES SA	64,207	1,511
BCA Marketplace PLC	506,738	1,298
Hermes International	2,203	1,116
Denso Corp.	22,400	1,079

	Shares	Value (000)
Common Stocks - continued
Consumer Discretionary - continued
JCDecaux SA	29,468	$1,048
Tempur Sealy International, Inc.[1]	16,130	930
Modern Times Group MTG AB, B Shares	24,325	846
Advance Auto Parts, Inc.	6,235	698
__________
		69,851
__________
Consumer Staples - 10.1%
Pernod Ricard SA	49,820	6,917
Carlsberg A/S, Class B	53,694	5,972
Nestle SA	70,575	5,968
L'Oreal SA	23,943	4,965
Danone SA	63,305	4,727
Reckitt Benckiser Group PLC	44,845	4,360
Shiseido Co. Ltd.	120,400	4,262
British American Tobacco PLC	52,020	3,241
Seven & i Holdings Co. Ltd.	69,300	2,795
Imperial Brands PLC	65,370	2,696
Diageo PLC	81,785	2,640
The Coca-Cola Co.	45,190	2,072
Philip Morris International, Inc.	16,040	1,872
Mondelez International, Inc., Class A	28,800	1,268
The Procter & Gamble Co.	12,055	1,095
Japan Tobacco, Inc.	30,100	1,047
Nestle SA (ADR)	4,300	362
__________
		56,259
__________
Health Care - 8.6%
Novo Nordisk A/S, Class B	167,007	7,134
Roche Holding AG	25,336	6,404
Cerner Corp.[1]	88,595	5,703
Astrazeneca PLC	93,485	5,559
Incyte Corp.[1]	41,600	5,545
Essilor International SA	28,047	3,557
Danaher Corp.	35,200	2,869
Gilead Sciences, Inc.	26,907	2,047
Eli Lilly & Co.	24,645	2,037
Seattle Genetics, Inc.[1]	35,780	1,807
UnitedHealth Group, Inc.	7,240	1,389
Express Scripts Holding Co.[1]	17,405	1,090
Johnson & Johnson	6,270	832
Medtronic PLC	7,860	660
Humana, Inc.	2,410	557
Merck & Co., Inc.	7,900	505
Sysmex Corp.	1,400	80
__________
		47,775
__________
Energy - 6.5%
Royal Dutch Shell PLC, Class B (ADR)	119,995	6,943
Chevron Corp.	56,994	6,223
Enbridge, Inc.	112,035	4,644
Occidental Petroleum Corp.	72,095	4,465

	Shares	Value (000)
Common Stocks - continued
Energy - continued
Exxon Mobil Corp.	52,125	$4,172
EOG Resources, Inc.	30,145	2,868
Schlumberger Ltd.	37,986	2,606
Total SA	39,057	1,984
Helmerich & Payne, Inc.	22,725	1,150
ConocoPhillips	19,800	898
__________
		35,953
__________
Telecommunication Services - 3.7%
SoftBank Group Corp.	110,100	8,944
Singapore Telecommunications Ltd.	2,454,400	7,188
Vodafone Group PLC	905,690	2,652
NTT DOCOMO, Inc.	52,900	1,229
Verizon Communications, Inc.	10,245	496
Koninklijke KPN NV	102,306	371
__________
		20,880
__________
Materials - 3.7%
Asahi Kasei Corp.	506,000	5,803
The Dow Chemical Co.	60,830	3,908
Monsanto Co.	29,645	3,463
Potash Corp. of Saskatchewan, Inc.	148,900	2,663
Air Liquide SA	10,863	1,334
Praxair, Inc.	8,545	1,112
Givaudan SA	555	1,103
Rio Tinto PLC	22,242	1,035
__________
		20,421
__________
Real Estate - 2.2%
American Tower Corp. REIT	42,500	5,794
Crown Castle International Corp. REIT	48,475	4,876
Link REIT	98,000	796
Deutsche Wohnen AG	13,288	526
__________
		11,992
__________
Utilities - 1.6%
AES Corp.	251,550	2,812
Sempra Energy	22,680	2,563
National Grid PLC	143,085	1,767
Enel SpA	194,114	1,108
Iberdrola SA	101,900	804
__________
		9,054
__________
Total common stocks (cost: $388,947,000)		531,741
__________

	Principal amount (000)	Value (000)
Short-term securities - 4.3%
Colgate Palmolive Co., 1.0953%, August 03, 2017[3]	$10,000	$9,999
Federal Home Loan Bank, 1.0248%, August 16, 2017[3]	4,000	3,998
General Electric Co., 0.01%, August 01, 2017[3]	10,200	10,199
__________
Total short-term securities (cost: $24,198,000)		24,196
__________
Total investment securities (cost: $413,145,000)		555,937
Other assets less liabilities		384
__________
Net assets		$556,321
__________
__________

[1]	Non-income producing security.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the aggregate market value of these securities amounted to $964,000, representing 0.17% of net assets.
[3]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations
ADR	- American Depositary Receipts
REIT	- Real Estate Investment Trust

Capital Group International Equity Fund Schedule of investments July 31, 2017 (unaudited)	Shares	Value (000)
Common Stocks - 94.7%
Industrials - 16.2%
Safran SA	374,425	$35,386
SMC Corp.	107,200	34,135
FANUC Corp.	117,700	24,087
Assa Abloy AB, Class B	1,055,326	22,607
Airbus SE	268,980	22,428
Jardine Matheson Holdings Ltd.	281,500	17,963
Sydney Airport	3,131,059	16,875
Nidec Corp.	97,000	10,697
DKSH Holding AG Ltd.	115,345	9,082
AA PLC	2,509,515	8,100
Brenntag AG	135,395	7,682
Hoshizaki Corp.	78,500	7,604
DSV A/S	101,950	6,588
Kubota Corp.	292,600	5,085
Canadian National Railway Co.	63,300	5,002
Siemens AG	34,457	4,679
Ryanair Holdings PLC (ADR)[1]	35,670	4,042
Glory Ltd.	87,500	2,916
__________
		244,958
__________
Information Technology - 16.2%
Keyence Corp.	101,100	46,781
Murata Manufacturing Co. Ltd.	194,500	30,304
ASML Holding NV	187,647	28,451
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	783,600	28,178
Hamamatsu Photonics K.K.	856,400	27,289
SAP SE	203,037	21,553
Amadeus IT Group SA	313,618	19,322
Micro Focus International PLC	614,550	18,104
MercadoLibre, Inc.	27,350	7,888
Oracle Corp.	106,400	7,151
Gemalto NV	107,366	5,472
Samsung Electronics Co. Ltd. (GDR)	5,057	4,350
__________
		244,843
__________
Financials - 13.8%
AIA Group Ltd.	5,165,000	40,726
Sampo Oyj, A Shares	451,173	24,720
BNP Paribas SA	290,637	22,570
Prudential PLC	879,070	21,430
KBC Group NV	247,825	20,531
Lloyds Banking Group PLC	20,421,400	17,675
HDFC Bank Ltd. (ADR)	156,900	15,185
ABN AMRO Group NV2	471,423	13,343
Svenska Handelsbanken AB, A Shares	529,357	7,879
ING Groep NV	315,015	5,898
DNB ASA	294,036	5,789
UBS Group AG	325,245	5,665
Sumitomo Mitsui Financial Group, Inc.	129,200	5,059
DBS Group Holdings Ltd.	140,855	2,244
__________
		208,714
__________

	Shares	Value (000)
Common Stocks - continued
Consumer Staples - 13.1%
Carlsberg A/S, Class B	251,512	$27,976
Pernod Ricard SA	200,747	27,870
Nestle SA	289,820	24,509
L'Oreal SA	103,258	21,411
British American Tobacco PLC	340,600	21,222
Diageo PLC	605,145	19,531
Danone SA	173,219	12,935
Imperial Brands PLC	251,278	10,362
Reckitt Benckiser Group PLC	94,000	9,139
Associated British Foods PLC	220,050	8,604
Meiji Holdings Co. Ltd.	87,000	6,937
PZ Cussons PLC	834,615	3,994
Japan Tobacco, Inc.	101,900	3,545
__________
		198,035
__________
Health Care - 11.9%
Novo Nordisk A/S, Class B	904,524	38,638
Roche Holding AG	144,878	36,620
Astrazeneca PLC	556,250	33,077
Genmab A/S1	101,922	23,144
Essilor International SA	167,837	21,287
Medtronic PLC	112,700	9,463
Sonova Holding AG	40,370	6,544
Sysmex Corp.	109,100	6,258
Novartis AG	65,608	5,591
__________
		180,622
__________
Consumer Discretionary - 10.5%
SES SA	1,089,867	25,646
Ryohin Keikaku Co. Ltd.	83,600	21,383
LVMH Moet Hennessy Louis Vuitton SE	79,334	19,983
Samsonite International SA	3,701,400	15,524
Kering	36,831	12,888
BCA Marketplace PLC	4,442,168	11,375
Modern Times Group MTG AB, B Shares	285,581	9,932
Cie Financiere Richemont SA	100,341	8,523
JCDecaux SA	212,804	7,570
Naspers Ltd. (ADR), N Shares	267,500	6,325
Wynn Macau Ltd.	2,190,200	4,743
Liberty Global PLC, Class A1	135,555	4,590
Denso Corp.	88,500	4,264
Hermes International	7,186	3,642
Greene King PLC	357,175	3,230
__________
		159,618
__________
Telecommunication Services - 4.9%
Vodafone Group PLC	8,861,130	25,948
SoftBank Group Corp.	284,500	23,112
NTT DOCOMO, Inc.	483,700	11,233
Singapore Telecommunications Ltd.	2,740,400	8,026
KDDI Corp.	114,900	3,043

	Shares	Value (000)
Common Stocks - continued
Telecommunication Services - continued
Koninklijke KPN NV	723,462	$2,624
__________
		73,986
__________
Energy - 3.2%
Total SA	456,304	23,177
Enbridge, Inc.	444,190	18,413
Royal Dutch Shell PLC, Class B	152,990	4,363
Ensco PLC, Class A	377,700	1,998
__________
		47,951
__________
Materials - 2.4%
Asahi Kasei Corp.	1,037,000	11,892
Givaudan SA	3,644	7,240
Air Liquide SA	49,966	6,136
Rio Tinto PLC	81,490	3,793
Kansai Paint Co. Ltd.	163,700	3,758
Amcor Ltd.	258,547	3,173
__________
		35,992
__________
Real Estate - 1.3%
Link REIT	1,176,500	9,557
Deutsche Wohnen AG	240,171	9,518
__________
		19,075
__________
Utilities - 1.2%
Enel SpA	1,412,083	8,060
Iberdrola SA	743,708	5,865
SSE PLC	239,665	4,363
__________
		18,288
__________
Total common stocks (cost: $1,107,665,000)		1,432,082
__________
Preferred Securities - 0.4%
Health Care - 0.4%
Grifols SA, Class B	272,114	5,742
__________
Total preferred securities (cost: $4,466,000)		5,742
__________
	Principal amount (000)	Value (000)
Short-term securities - 4.8%
Eli Lilly & Co., 1.1165%, August 10, 2017[3]	$5,000	4,999
Federal Home Loan Bank:[3]
1.04%, August 23, 2017	10,000	9,993
1.041%, September 15, 2017	4,500	4,494

		Principal amount (000)	Value (000)
	Short-term securities - continued
	General Electric Co., 0.01%, August 01, 2017[3]	$29,800	$29,797
	Honeywell Internatn', 1.0954%, August 09, 2017[3]	4,000	3,999
	Natl Rural Util Coop, 1.1669%, August 25, 2017[3]	9,450	9,441
	Wal-mart Stores, Inc., 1.1264%, August 07, 2017[3]	10,000	9,997
	__________
	Total short-term securities (cost: $72,727,000)		72,720
	__________
	Total investment securities (cost: $1,184,858,000)		1,510,544
	Other assets less liabilities		1,233
	__________
	Net assets		$1,511,777
	__________
	__________

[1]	Non-income producing security.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the aggregate market value of these securities amounted to $13,343,000, representing 0.88% of net assets.
[3]	Zero coupon bond; interest rate represents current yield to maturity.

	Key to abbreviations
ADR	- American Depositary Receipts
GDR	- Global Depositary Receipts
REIT	- Real Estate Investment Trust

Capital Group U.S. Equity Fund Schedule of investments July 31, 2017 (unaudited)	Shares	Value (000)
Common Stocks - 96.0%
Information Technology - 17.9%
Visa, Inc., A Shares	63,880	$6,360
Microsoft Corp.	79,195	5,758
Jack Henry & Associates, Inc.	50,320	5,400
Apple, Inc.	27,010	4,017
Texas Instruments, Inc.	46,500	3,784
Broadcom Ltd.	14,931	3,683
Analog Devices, Inc.	34,655	2,738
Alphabet, Inc., Class C1	1,857	1,728
ASML Holding NV	10,590	1,592
Global Payments, Inc.	16,705	1,576
QUALCOMM, Inc.	21,665	1,152
HP, Inc.	56,520	1,080
Xilinx, Inc.	15,945	1,009
Accenture PLC, Class A	5,700	734
Trimble, Inc.[1]	17,005	637
Alphabet, Inc., Class A1	450	425
VeriSign, Inc.[1]	3,240	328
Jabil, Inc.	10,140	309
__________
		42,310
__________
Consumer Discretionary - 15.6%
Newell Brands, Inc.	96,700	5,098
Comcast Corp., Class A	120,250	4,864
Charter Communications, Inc., Class A1	12,206	4,784
Advance Auto Parts, Inc.	35,360	3,961
Amazon.com, Inc.[1]	3,458	3,416
Starbucks Corp.	61,415	3,315
Dollar General Corp.	35,595	2,675
NIKE, Inc., Class B	33,605	1,984
Norwegian Cruise Line Holdings Ltd.[1]	27,185	1,497
The Priceline Group, Inc.[1]	685	1,390
Carnival Corp.	19,650	1,312
Scripps Networks Interactive, Inc., Class A	9,252	809
Yum China Holdings, Inc.[1]	22,100	791
O'Reilly Automotive, Inc.[1]	2,138	437
Yum! Brands, Inc.	5,530	417
__________
		36,750
__________
Financials - 14.6%
Marsh & McLennan Cos., Inc.	71,400	5,567
Chubb Ltd.	33,240	4,868
JPMorgan Chase & Co.	42,380	3,891
Wells Fargo & Co.	69,415	3,744
CME Group, Inc.	30,425	3,731
Aon PLC	16,700	2,307
Intercontinental Exchange, Inc.	32,050	2,138
The Bank of New York Mellon Corp.	39,240	2,081
Huntington Bancshares, Inc.	141,930	1,881
Moody's Corp.	14,155	1,863
The Goldman Sachs Group, Inc.	4,700	1,059
The PNC Financial Services Group, Inc.	6,490	836

	Shares	Value (000)
Common Stocks - continued
Financials - continued
The Toronto-Dominion Bank	12,245	$631
__________
		34,597
__________
Industrials - 13.0%
Waste Connections, Inc.	86,250	5,604
The Boeing Co.	11,600	2,812
Norfolk Southern Corp.	22,102	2,488
Hexcel Corp.	44,435	2,274
Eaton Corp. PLC	26,770	2,095
IDEX Corp.	16,800	1,958
Northrop Grumman Corp.	7,230	1,902
TransDigm Group, Inc.	6,635	1,872
Canadian National Railway Co.	21,330	1,685
Deere & Co.	11,420	1,465
Nielsen Holdings PLC	28,425	1,223
General Electric Co.	45,050	1,154
Airbus SE (ADR)	53,700	1,120
Waste Management, Inc.	13,820	1,039
CH Robinson Worldwide, Inc.	15,240	1,000
Lockheed Martin Corp.	2,075	606
Union Pacific Corp.	4,600	474
__________
		30,771
__________
Health Care - 11.2%
UnitedHealth Group, Inc.	19,485	3,737
Cerner Corp.[1]	56,765	3,654
Medtronic PLC	39,475	3,315
Humana, Inc.	12,715	2,940
Incyte Corp.[1]	14,900	1,986
Express Scripts Holding Co.[1]	26,575	1,665
Danaher Corp.	20,243	1,650
Gilead Sciences, Inc.	17,424	1,326
AstraZeneca PLC (ADR)	41,750	1,260
Roche Holding AG (ADR)	33,675	1,067
Johnson & Johnson	7,280	966
Seattle Genetics, Inc.[1]	14,080	711
Ultragenyx Pharmaceutical, Inc.[1]	10,445	693
Merck & Co., Inc.	9,385	599
Agios Pharmaceuticals, Inc.[1]	10,270	574
Essilor International SA (ADR)	6,780	430
__________
		26,573
__________
Consumer Staples - 8.7%
The Procter & Gamble Co.	52,600	4,777
Diageo PLC (ADR)	31,780	4,150
Philip Morris International, Inc.	30,580	3,569
Nestle SA (ADR)	29,205	2,462
The Coca-Cola Co.	38,020	1,743
Unilever PLC (ADR)	14,894	849
Carlsberg A/S, Class B (ADR)	31,725	707
Danone SA	43,170	644

	Shares	Value (000)
Common Stocks - continued
Consumer Staples - continued
British American Tobacco PLC (ADR)	9,790	$612
Mondelez International, Inc., Class A	13,000	572
Reckitt Benckiser Group PLC (ADR)	26,660	526
__________
		20,611
__________
Energy - 7.6%
Enbridge, Inc.	103,190	4,278
Schlumberger Ltd.	46,144	3,165
Chevron Corp.	27,240	2,974
Exxon Mobil Corp.	22,500	1,801
Occidental Petroleum Corp.	28,340	1,755
ConocoPhillips	35,685	1,619
EOG Resources, Inc.	16,665	1,586
Halliburton Co.	20,400	866
__________
		18,044
__________
Real Estate - 3.5%
Crown Castle International Corp. REIT	37,270	3,749
American Tower Corp. REIT	19,750	2,692
Iron Mountain, Inc. REIT	50,969	1,857
__________
		8,298
__________
Materials - 2.1%
Monsanto Co.	24,400	2,850
Praxair, Inc.	11,636	1,515
Sherwin-Williams Co.	1,810	611
__________
		4,976
__________
Utilities - 1.4%
Sempra Energy	28,255	3,193
__________
		3,193
__________
Telecommunication Services - 0.4%
Verizon Communications, Inc.	19,635	950
__________
		950
__________
Total common stocks (cost: $157,037,000)		227,073
__________
	Principal amount (000)	Value (000)
Short-term securities - 4.1%
Federal Home Loan Bank:[2]
1.046%, October 02, 2017	$1,700	1,697
1.057%, October 02, 2017	1,100	1,098
General Electric Co., 0.01%, August 01, 2017[2]	5,500	5,500

	Principal amount (000)	Value (000)
Short-term securities - continued
John Deere Capital C, 1.1467%, August 18, 2017[2]	$1,400	$1,399
__________
Total short-term securities (cost: $9,694,000)		9,694
__________
Total investment securities (cost: $166,731,000)		236,767
Other assets less liabilities		(240)
__________
Net assets		$236,527
__________
__________

[1]	Non-income producing security.
[2]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations
ADR	- American Depositary Receipts
REIT	- Real Estate Investment Trust

Valuation disclosures

Capital Guardian Trust Company (“CGTC”), the funds’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The funds’ investment adviser uses the following methods and inputs to establish the fair value of their assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the funds’ investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the funds’ board of trustees as further described. The funds’ investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The funds’ investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The funds’ board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The funds’ investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the funds’ investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The funds’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes, and controls over security valuation are also subject to additional internal reviews including an annual control self-evaluation program facilitated by the funds’ investment adviser’s compliance group.

Classifications – The funds’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the funds’ investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of July 31, 2017 (dollars in thousands):

Investment securities	Level 1	Level 2	Level 3	Total

Capital Group Core Municipal Fund
Bonds & notes	$—	$390,726	$—	$390,726
Short-term securities	—	35,367	—	35,367
_____________ _______________ _______________ _____________
Total	$—	$426,093	$—	$426,093
_____________ _______________ _______________ _____________
_____________ _______________ _______________ _____________

Investment securities	Level 1	Level 2	Level 3	Total

Capital Group Short-Term Municipal Fund
Bonds & notes	$—	$135,445	$—	$135,445
Short-term securities	—	12,055	—	12,055
_____________ _______________ _______________ _____________
Total	$—	$147,500	$—	$147,500
_____________ _______________ _______________ _____________
_____________ _______________ _______________ _____________

Capital Group California Core Municipal Fund
Bonds & notes	$—	$324,721	$—	$324,721
Short-term securities	—	41,157	—	41,157
_____________ _______________ _______________ _____________
Total	$—	$365,878	$—	$365,878
_____________ _______________ _______________ _____________
_____________ _______________ _______________ _____________

Capital Group California Short-Term Municipal Fund
Bonds & notes	$—	$110,377	$—	$110,377
Short-term securities	—	5,900	—	5,900
_____________ _______________ _______________ _____________
Total	$—	$116,277	$—	$116,277
_____________ _______________ _______________ _____________
_____________ _______________ _______________ _____________

Capital Group Core Bond Fund
Bonds, notes & other debt investments
U.S. government & government agency bonds & notes	$—	$207,695	$—	$207,695
Mortgage-backed obligations	—	29,959	—	29,959
Corporate bonds & notes	—	91,485	—	91,485
Municipals	—	6,067	—	6,067
Government & government agency bonds & notes outside the U.S.	—	2,096	—	2,096
Asset-backed obligations	—	23,376	—	23,376
Utilities	—	2,060	—	2,060
Short-term securities	—	51,813	—	51,813
_____________ _______________ _______________ _____________
Total	$—	$414,551	$—	$414,551
_____________ _______________ _______________ _____________
_____________ _______________ _______________ _____________

Capital Group Global Equity Fund
Common Stocks[1]
Information Technology	$59,273	$43,594	$—	$102,867
Financials	49,452	36,999	—	86,451
Industrials	31,450	38,788	—	70,238
Consumer Discretionary	55,706	14,145	—	69,851
Consumer Staples	6,669	49,590	—	56,259
Health Care	25,041	22,734	—	47,775
Energy	33,969	1,984	—	35,953
Telecommunication Services	867	20,013	—	20,880
Materials	11,146	9,275	—	20,421
Real Estate	10,670	1,322	—	11,992
Utilities	5,375	3,679	—	9,054
Short-term securities	—	24,196	—	24,196
_____________ _______________ _______________ _____________
Total	$289,618	$266,319	$—	$555,937
_____________ _______________ _______________ _____________
_____________ _______________ _______________ _____________

Investment securities	Level 1	Level 2	Level 3	Total
Capital Group International Equity Fund
Common Stocks[2]
Industrials	$9,044	$235,914	$—	$244,958
Information Technology	40,416	204,427	—	244,843
Financials	15,185	193,529	—	208,714
Consumer Staples	—	198,035	—	198,035
Health Care	9,463	171,159	—	180,622
Consumer Discretionary	10,915	148,703	—	159,618
Telecommunication Services	2,624	71,362	—	73,986
Energy	20,411	27,540	—	47,951
Materials	—	35,992	—	35,992
Real Estate	—	19,075	—	19,075
Utilities	—	18,288	—	18,288
Preferred Securities[2]	—	5,742	—	5,742
Short-term securities	—	72,720	—	72,720
_____________ _______________ _______________ _____________
Total	$108,058	$1,402,486	$—	$1,510,544
_____________ _______________ _______________ _____________
_____________ _______________ _______________ _____________

Capital Group U.S. Equity Fund
Common Stocks[3]	$227,073	$—	$—	$227,073
Short-term securities	—	9,694	—	9,694
_____________ _______________ _______________ _____________
Total	$227,073	$9,694	$—	$236,767
_____________ _______________ _______________ _____________
_____________ _______________ _______________ _____________

1 Investment securities with a value of $226,577,000, which represented 40.73% of the net assets of the Fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

2 Investment securities with a value of $1,241,176,000, which represented 82.10% of the net assets of the Fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

3 The level classification by major category of investments is the same as the category presentation in the Schedule of investments.

For federal income tax purposes, the tax cost of investments and the components of net unrealized appreciation (depreciation) of investments at July 31, 2017 were as follows (dollars in thousands):

	Tax cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Capital Group Core Municipal Fund	$ 420,154	$ 6,681	$ (742)	$ 5,939
Capital Group Short-Term Municipal Fund	146,898	827	(225)	602
Capital Group California Core Municipal Fund	358,068	8,119	(309)	7,810
Capital Group California Short-Term Municipal Fund	115,479	933	(135)	798
Capital Group Core Bond Fund	411,965	3,890	(1,304)	2,586
Capital Group Global Equity Fund	413,145	148,080	(5,288)	142,792
Capital Group International Equity Fund	1,184,858	342,872	(17,186)	325,686
Capital Group U.S. Equity Fund	166,731	71,978	(1,942)	70,036

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Capital Group Private Client Services Funds. This and other important information is contained in the funds’ prospectus, which can be obtained from your Capital Group Private Client Services representative and should be read carefully before investing.

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP PRIVATE CLIENT SERVICES FUNDS

By /s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: September 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: September 28, 2017

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: September 28, 2017